UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2023 – APRIL 30, 2024

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2024

AMG River Road Mid Cap Value Fund
Class N: CHTTX	Class I: ABMIX	Class Z: ABIZX

AMG River Road Large Cap Value Select Fund

Class N: FQUAX	Class I: MEQFX

AMG River Road Small Cap Value Fund

Class N: ARSVX	Class I: ARSIX	Class Z: ARZMX

AMG River Road Dividend All Cap Value Fund

Class N: ARDEX	Class I: ARIDX	Class Z: ARZDX

AMG River Road Small-Mid Cap Value Fund

Class N: ARSMX	Class I: ARIMX	Class Z: ARSZX

AMG River Road Focused Absolute Value Fund

Class N: ARRFX	Class I: AFAVX	Class Z: ARRZX

wealth.amg.com	043024	SAR082

AMG Funds Semi-Annual Report — April 30, 2024 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2024	Expense Ratio for the Period	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During the Period*
AMG River Road Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.11%	$1,000	$1,191	$6.05
Class I	0.81%	$1,000	$1,192	$4.41
Class Z	0.76%	$1,000	$1,193	$4.14
Based on Hypothetical 5% Annual Return
Class N	1.11%	$1,000	$1,019	$5.57
Class I	0.81%	$1,000	$1,021	$4.07
Class Z	0.76%	$1,000	$1,021	$3.82

AMG River Road Large Cap Value Select Fund
Based on Actual Fund Return
Class N	0.95%	$1,000	$1,205	$5.21
Class I	0.63%	$1,000	$1,207	$3.46
Based on Hypothetical 5% Annual Return
Class N	0.95%	$1,000	$1,020	$4.77
Class I	0.63%	$1,000	$1,022	$3.17

Six Months Ended April 30, 2024	Expense Ratio for the Period	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During the Period*
AMG River Road Small Cap Value Fund
Based on Actual Fund Return
Class N	1.35%	$1,000	$1,137	$7.17
Class I	1.09%	$1,000	$1,138	$5.79
Class Z	1.00%	$1,000	$1,138	$5.32
Based on Hypothetical 5% Annual Return
Class N	1.35%	$1,000	$1,018	$6.77
Class I	1.09%	$1,000	$1,019	$5.47
Class Z	1.00%	$1,000	$1,020	$5.02

AMG River Road Dividend All Cap Value Fund**
Based on Actual Fund Return
Class N	1.00%	$1,000	$1,138	$5.31
Class I	0.75%	$1,000	$1,138	$3.99
Class Z	0.71%	$1,000	$1,139	$3.78
Based on Hypothetical 5% Annual Return
Class N	1.00%	$1,000	$1,020	$5.02
Class I	0.75%	$1,000	$1,021	$3.77
Class Z	0.71%	$1,000	$1,021	$3.57

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2024	Expense Ratio for the Period	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During the Period*
AMG River Road Small-Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.27%	$1,000	$1,154	$6.80
Class I	1.02%	$1,000	$1,155	$5.46
Class Z	0.97%	$1,000	$1,156	$5.20
Based on Hypothetical 5% Annual Return
Class N	1.27%	$1,000	$1,019	$6.37
Class I	1.02%	$1,000	$1,020	$5.12
Class Z	0.97%	$1,000	$1,020	$4.87

AMG River Road Focused Absolute Value Fund
Based on Actual Fund Return
Class N	1.06%	$1,000	$1,172	$5.72
Class I	0.82%	$1,000	$1,172	$4.43
Class Z	0.78%	$1,000	$1,172	$4.21
Based on Hypothetical 5% Annual Return
Class N	1.06%	$1,000	$1,020	$5.32
Class I	0.82%	$1,000	$1,021	$4.12
Class Z	0.78%	$1,000	$1,021	$3.92

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

**

Includes interest expense related to bank overdraft fees and participation in the interfund lending program. If excluded, your annualized expense ratios would be 0.97%, 0.72% and 0.68% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $5.16, $3.83 and $3.62, and $4.87, $3.62 and $3.42 for Class N, Class I and Class Z, respectively.

Fund Performance (unaudited) Periods ended April 30, 2024

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG River Road Mid Cap Value Fund[2,3,4,5,6,7,8,9,10,11,12,13]

Class N	19.07%	18.86%	8.93%	6.83%	11.12%	09/19/94

Class I	19.18%	19.18%	9.23%	7.11%	9.23%	07/06/04

Class Z	19.31%	19.31%	9.31%	—	7.34%	09/29/17

Russell Midcap® Value Index[22]	20.97%	14.09%	8.06%	7.94%	—	09/19/94	†

AMG River Road Large Cap Value Select Fund3, 4, 5, 7, 8, 9, 10, 12, 13, 14, 15, 16, 17, 18, 19

Class N	20.47%	21.92%	7.84%	8.36%	7.49%	03/01/06

Class I	20.65%	22.33%	8.16%	8.68%	8.48%	08/14/92

Russell 1000® Value Index[23]	18.42%	13.42%	8.60%	8.43%	9.65%	08/14/92	†

AMG River Road Small Cap Value Fund[3,4,5,6,7,8,9,10,11,12,13]

Class N	13.65%	16.75%	8.17%	8.81%	8.29%	06/28/05

Class I	13.82%	17.13%	8.45%	9.09%	7.18%	12/13/06

Class Z	13.80%	17.19%	8.55%	—	8.74%	09/29/17

Russell 2000® Value Index[24]	18.09%	14.03%	5.96%	6.45%	6.74%	06/28/05	†

AMG River Road Dividend All Cap Value Fund3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 18, 19, 20

Class N	13.75%	3.69%	5.17%	6.22%	7.28%	06/28/05

Class I	13.78%	3.84%	5.43%	6.48%	6.30%	06/28/07

Class Z	13.93%	4.01%	5.51%	—	5.65%	09/29/17

Russell 3000® Value Index[25]	18.40%	13.45%	8.43%	8.30%	7.66%	06/28/05	†

AMG River Road Small-Mid Cap Value Fund[3,4,5,6,7,8,9,10,11,12,13]

Class N	15.43%	17.06%	8.07%	9.26%	7.52%	03/29/07

Class I	15.45%	17.29%	8.31%	9.53%	7.59%	06/28/07

Class Z	15.61%	17.45%	8.41%	—	8.71%	09/29/17

Russell 2500® Value Index[26]	19.80%	15.24%	7.22%	7.11%	6.74%	03/29/07	†

Russell 2000® Value Index[24]	18.09%	14.03%	5.96%	6.45%	5.85%	03/29/07	†

AMG River Road Focused Absolute Value Fund3, 4, 5, 6, 7, 8, 9, 10, 11, 13, 15, 16, 18, 19, [21]

Class N	17.16%	15.39%	4.56%	—	7.77%	11/03/15

Class I	17.18%	15.60%	4.81%	—	8.02%	11/03/15

Class Z	17.22%	15.75%	4.85%	—	6.09%	09/29/17

Russell 3000® Value Index[25]	18.40%	13.45%	8.43%	—	8.88%	11/03/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

† Date reflects the inception date of the Fund, not the index.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2024. All returns are in U.S. Dollars ($).

[2] As of March 19, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Fairpointe Mid Cap Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, Fairpointe Capital LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3] From time to time, the Fund’s Investment Manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[5] Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[6] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7] Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Fund Performance Periods ended April 30, 2024 (continued)

[8] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[9] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[10]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

[11]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[12]  Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

[13]  Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including real estate investment trusts (“REITs”), are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

[14]  As of March 22, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 22, 2021, the Fund was known as the

AMG FQ Long-Short Equity Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 22, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, First Quadrant, LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[15]  The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[16]  To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

[17]  The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[18]  Investments in master limited partnerships (“MLPs”) are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in MLPs are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

[19]  Investing in publicly traded partnerships (“PTPs”) (including MLPs) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including MLPs, can be limited by the Fund’s intention to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.

[20]  Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

[21]  Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

[22]  The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

[23]  The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[24]  The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

Fund Performance Periods ended April 30, 2024 (continued)

[25]  The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 3000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[26]  The Russell 2500® Value Index measures the performance of the Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies. Not FDIC insured, nor bank guaranteed. May lose value.

AMG River Road Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	17.8

Industrials	15.8

Financials	14.8

Consumer Staples	12.2

Real Estate	7.5

Materials	7.2

Energy	6.8

Health Care	6.5

Utilities	5.9

Communication Services	4.3

Short-Term Investments	1.4

Other Assets, less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Fairfax Financial Holdings, Ltd. (Canada)	4.9

BJ’s Wholesale Club Holdings, Inc.	4.3

LKQ Corp.	3.8

The Kroger Co.	3.4

Casey’s General Stores, Inc.	2.8

Laboratory Corp. of America Holdings	2.8

Global Payments, Inc.	2.6

Mid-America Apartment Communities, Inc., REIT	2.5

Expedia Group, Inc.	2.4

Lithia Motors, Inc.	2.4

Top Ten as a Group	31.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 98.8%

Communication Services - 4.3%

Atlanta Braves Holdings, Inc., Class C*	127,150	$4,759,224

Endeavor Group Holdings, Inc., Class A	142,826	3,772,035

Madison Square Garden Sports Corp.*	33,965	6,314,773

Total Communication Services		14,846,032

Consumer Discretionary - 17.8%

Expedia Group, Inc.*	63,575	8,559,102

Lithia Motors, Inc.	32,903	8,369,865

LKQ Corp.	305,683	13,184,108

MGM Resorts International*	164,599	6,491,785

NVR, Inc.*	871	6,479,238

Polaris, Inc.	75,768	6,452,403

Ulta Beauty, Inc.*	12,192	4,935,809

Vail Resorts, Inc.	38,319	7,256,469

Total Consumer Discretionary		61,728,779

Consumer Staples - 12.2%

Albertsons Cos., Inc., Class A	298,716	6,093,806

BJ’s Wholesale Club Holdings, Inc.*	198,564	14,828,760

Casey’s General Stores, Inc.	30,481	9,741,118

The Kroger Co.	213,369	11,816,375

Total Consumer Staples		42,480,059

Energy - 6.8%

Delek US Holdings, Inc.	236,883	6,474,012

Texas Pacific Land Corp.	7,838	4,517,039

Tidewater, Inc.*	74,897	6,879,290

Valaris, Ltd.*	87,960	5,722,678

Total Energy		23,593,019

Financials - 14.8%

Apollo Global Management, Inc.	47,899	5,191,294

Ares Management Corp., Class A	37,448	4,983,954

Brookfield Asset Management, Ltd., Class A (Canada)[1]	151,535	5,787,122

Fairfax Financial Holdings, Ltd. (Canada)	15,651	17,001,556

Global Payments, Inc.	73,155	8,981,239

WEX, Inc.*	15,676	3,311,712

Willis Towers Watson PLC (United Kingdom)	25,256	6,342,792

Total Financials		51,599,669

Health Care - 6.5%

Centene Corp.*	106,249	7,762,552

GE HealthCare Technologies, Inc.	69,671	5,311,717

Laboratory Corp. of America Holdings	47,899	9,645,422

Total Health Care		22,719,691

	Shares	Value

Industrials - 15.8%

API Group Corp.*	175,049	$6,751,640

CACI International, Inc., Class A*	13,934	5,604,673

Carlisle Cos., Inc.	11,322	4,395,767

Clarivate PLC (United Kingdom)*,1	597,432	4,038,640

Delta Air Lines, Inc.	154,117	7,716,638

Expeditors International of Washington, Inc.	43,545	4,846,994

Ferguson PLC (United Kingdom)	28,748	6,034,205

SS&C Technologies Holdings, Inc.	134,988	8,354,407

Valmont Industries, Inc.	16,547	3,388,826

Vestis Corp.	198,564	3,657,549

Total Industrials		54,789,339

Materials - 7.2%

AptarGroup, Inc.	39,190	5,658,252

Arch Resources, Inc.	30,481	4,839,773

Royal Gold, Inc.	66,188	7,951,164

Summit Materials, Inc., Class A*	169,824	6,606,154

Total Materials		25,055,343

Real Estate - 7.5%

Alexandria Real Estate Equities, Inc., REIT	61,833	7,164,590

Howard Hughes Holdings, Inc.*	57,479	3,745,331

Mid-America Apartment Communities, Inc., REIT	66,188	8,604,440

The St Joe Co.	116,700	6,675,240

Total Real Estate		26,189,601

Utilities - 5.9%

Entergy Corp.	70,542	7,524,715

IDACORP, Inc.	64,941	6,155,108

PNM Resources, Inc.	186,371	6,906,909

Total Utilities		20,586,732

Total Common Stocks
(Cost $301,830,000)		343,588,264

	Principal Amount

Short-Term Investments - 1.4%

Joint Repurchase Agreements - 0.1%[2]

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $482,908 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 - 05/01/54, totaling $492,493)	$482,836	482,836

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $4,362,624 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $4,449,309)	$4,362,000	$4,362,000

Total Short-Term Investments
(Cost $4,844,836)		4,844,836

Value

Total Investments - 100.2%
(Cost $306,674,836)	$348,433,100

Other Assets, less Liabilities - (0.2)%	(846,837)

Net Assets - 100.0%	$347,586,263

*	Non-income producing security.

[1]

Some of these securities, amounting to $6,173,862 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in this joint repurchase agreement.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$343,588,264	—	—	$343,588,264

Short-Term Investments

Joint Repurchase Agreements	—	$482,836	—	482,836

Repurchase Agreements	—	4,362,000	—	4,362,000

Total Investments in Securities	$343,588,264	$4,844,836	—	$348,433,100

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Staples	24.3

Financials	23.4

Consumer Discretionary	10.2

Health Care	10.1

Industrials	8.1

Materials	6.4

Energy	6.3

Communication Services	5.7

Utilities	2.5

Real Estate	2.1

Short-Term Investments	2.9

Other Assets, less Liabilities	(2.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Nestle SA, Sponsored ADR (Switzerland)	8.1

BJ’s Wholesale Club Holdings, Inc.	6.5

CRH PLC (Ireland)	6.4

Berkshire Hathaway, Inc., Class B	6.1

Fairfax Financial Holdings, Ltd. (Canada)	5.7

UnitedHealth Group, Inc.	5.5

LKQ Corp.	4.9

The Kroger Co.	4.0

Alphabet, Inc., Class C	3.9

Willis Towers Watson PLC (United Kingdom)	3.5

Top Ten as a Group	54.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 99.1%

Communication Services - 5.7%

Alphabet, Inc., Class C*	8,965	$1,475,997

T-Mobile US, Inc.	4,340	712,498

Total Communication Services		2,188,495

Consumer Discretionary - 10.2%

Lennar Corp., Class A	7,441	1,128,205

LKQ Corp.	43,164	1,861,663

Vail Resorts, Inc.[1]	4,736	896,856

Total Consumer Discretionary		3,886,724

Consumer Staples - 24.3%

BJ’s Wholesale Club Holdings, Inc.*	33,279	2,485,276

Casey’s General Stores, Inc.	3,641	1,163,591

Keurig Dr Pepper, Inc.	30,023	1,011,775

The Kroger Co.	27,316	1,512,760

Nestle SA, Sponsored ADR (Switzerland)	30,613	3,079,668

Total Consumer Staples		9,253,070

Energy - 6.3%

EOG Resources, Inc.	5,838	771,375

Suncor Energy, Inc. (Canada)	20,391	778,732

Valaris, Ltd.*	13,279	863,932

Total Energy		2,414,039

Financials - 23.4%

Berkshire Hathaway, Inc., Class B*	5,917	2,347,452

Fairfax Financial Holdings, Ltd. (Canada)	2,020	2,194,310

Fiserv, Inc.*	7,527	1,149,147

KKR & Co., Inc.	9,730	905,571

The Progressive Corp.	4,736	986,272

Willis Towers Watson PLC (United Kingdom)	5,357	1,345,357

Total Financials		8,928,109

Health Care - 10.1%

Elevance Health, Inc.	2,162	1,142,790

	Shares	Value

GE HealthCare Technologies, Inc.	8,179	$623,567

UnitedHealth Group, Inc.	4,315	2,087,165

Total Health Care		3,853,522

Industrials - 8.1%

Carlisle Cos., Inc.	2,707	1,050,993

Delta Air Lines, Inc.	24,782	1,240,835

Ferguson PLC (United Kingdom)	3,883	815,041

Total Industrials		3,106,869

Materials - 6.4%

CRH PLC (Ireland)	31,289	2,422,394

Real Estate - 2.1%

Mid-America Apartment Communities, Inc., REIT	6,005	780,650

Utilities - 2.5%

IDACORP, Inc.	10,063	953,771

Total Common Stocks
(Cost $32,225,610)		37,787,643

	Principal Amount
Short-Term Investments - 2.9%

Repurchase Agreements - 2.9%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $1,104,158 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $1,126,195)	$1,104,000	1,104,000

Total Short-Term Investments
(Cost $1,104,000)		1,104,000

Total Investments - 102.0%
(Cost $33,329,610)		38,891,643

Other Assets, less Liabilities - (2.0)%		(744,203)

Net Assets - 100.0%		$38,147,440

*	Non-income producing security.

[1]

Some of this security, amounting to $374,195 or 1.0% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR	American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$37,787,643	—	—	$37,787,643

Short-Term Investments

Repurchase Agreements	—	$1,104,000	—	1,104,000

Total Investments in Securities	$37,787,643	$1,104,000	—	$38,891,643

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	30.4

Financials	16.6

Consumer Staples	7.6

Utilities	7.3

Information Technology	7.1

Consumer Discretionary	5.4

Energy	5.1

Materials	4.0

Communication Services	3.4

Health Care	3.0

Real Estate	0.4

Short-Term Investments	11.3

Other Assets, less Liabilities	(1.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

White Mountains Insurance Group, Ltd.	4.4

BJ’s Wholesale Club Holdings, Inc.	3.8

Atkore, Inc.	3.5

McGrath RentCorp	2.9

UniFirst Corp.	2.7

Murphy USA, Inc.	2.7

CoreCivic, Inc.	2.7

The GEO Group Inc.	2.6

SM Energy Co.	2.3

Talen Energy Corp.	2.2

Top Ten as a Group	29.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 90.3%

Communication Services - 3.4%

Cable One, Inc.[1]	11,344	$4,467,834

TripAdvisor, Inc.*	628,650	16,552,355

Yelp, Inc.*	339,282	13,652,708

Total Communication Services		34,672,897

Consumer Discretionary - 5.4%

Advance Auto Parts, Inc.	247,047	18,029,490

Asbury Automotive Group, Inc.*	43,280	9,099,187

Murphy USA, Inc.	67,057	27,749,528

Total Consumer Discretionary		54,878,205

Consumer Staples - 7.6%

BJ’s Wholesale Club Holdings, Inc.*	521,566	38,950,549

The Duckhorn Portfolio, Inc.*,1	1,272,731	10,780,031

Ingles Markets, Inc., Class A	212,580	15,252,615

Nomad Foods, Ltd. (United Kingdom)	722,543	13,049,127

Total Consumer Staples		78,032,322

Energy - 5.1%

Delek US Holdings, Inc.	711,686	19,450,378

Evolution Petroleum Corp.[1]	803,826	4,340,660

SM Energy Co.	486,660	23,598,144

World Kinect Corp.	181,022	4,254,017

Total Energy		51,643,199

Financials - 16.6%

Axis Capital Holdings, Ltd. (Bermuda)	367,279	22,525,221

Cannae Holdings, Inc.*	1,101,649	21,427,073

EVERTEC, Inc. (Puerto Rico)	453,766	17,029,838

Genworth Financial, Inc., Class A*	3,666,474	21,742,191

NCR Atleos Corp.*	297,458	5,928,338

NMI Holdings, Inc., Class A*	301,888	9,316,264

P10, Inc., Class A	1,292,005	9,173,235

Radian Group, Inc.	323,540	9,664,140

Repay Holdings Corp.*	851,219	8,656,897

White Mountains Insurance Group, Ltd.	25,051	44,544,185

Total Financials		170,007,382

Health Care - 3.0%

Embecta Corp.[1]	918,586	9,305,276

Envista Holdings Corp.*	524,141	10,315,095

Patterson Cos., Inc.	432,976	11,027,899

Total Health Care		30,648,270

Industrials - 30.4%

Air Transport Services Group, Inc.*	1,301,529	16,685,602

Alight, Inc., Class A*	1,954,068	17,625,693

	Shares	Value

Argan, Inc.	199,707	$12,034,344

Armstrong World Industries, Inc.	147,428	16,936,529

Atkore, Inc.[1]	204,562	35,859,719

Brady Corp., Class A	95,010	5,605,590

CoreCivic, Inc.*	1,804,725	26,890,403

DNOW, Inc.*	528,867	7,462,313

The GEO Group Inc.*,1	1,787,199	26,557,777

Kelly Services, Inc., Class A	408,778	9,377,367

McGrath RentCorp	280,395	29,906,931

MDU Resources Group, Inc.	755,104	18,651,069

MSC Industrial Direct Co., Inc., Class A1	106,839	9,747,990

OPENLANE, Inc.*	626,241	10,758,820

Park Aerospace Corp.	756,768	10,799,079

SP Plus Corp.*	60,894	3,109,248

UniFirst Corp.	174,205	27,895,447

Vestis Corp.	442,858	8,157,444

Viad Corp.*	486,994	16,791,553

Total Industrials		310,852,918

Information Technology - 7.1%

ACI Worldwide, Inc.*	614,022	20,938,150

ePlus, Inc.*	282,739	21,736,974

Ituran Location and Control, Ltd. (Israel)	230,417	5,917,109

NCR Voyix, Corp.*	695,507	8,519,961

Vontier Corp.	380,722	15,468,735

Total Information Technology		72,580,929

Materials - 4.0%

Summit Materials, Inc., Class A*	512,849	19,949,826

TriMas Corp.	471,679	12,258,937

Warrior Met Coal, Inc.	134,128	9,167,649

Total Materials		41,376,412

Real Estate - 0.4%

Newmark Group, Inc., Class A	457,022	4,373,700

Utilities - 7.3%

Northwestern Energy Group, Inc.	369,199	18,622,398

PNM Resources, Inc.	428,472	15,879,172

Southwest Gas Holdings, Inc.	232,845	17,374,894

Talen Energy Corp.*,1	227,916	22,791,600

Total Utilities		74,668,064

Total Common Stocks
(Cost $717,713,208)		923,734,298

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 11.3%

Joint Repurchase Agreements - 1.6%[2]

ASL Capital Markets, Inc, dated 04/30/24, due 05/01/24, 5.390% total to be received $1,129,543 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 06/13/24 - 07/15/59, totaling $1,151,962)	$1,129,374	$1,129,374

Bethesda Securities LLC, dated 04/30/24, due 05/01/24, 5.380% total to be received $4,082,109 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.881%, 10/01/27 - 01/01/57, totaling $4,163,129)	4,081,499	4,081,499

Cantor Fitzgerald Securities, Inc., dated 04/30/24, due 05/01/24, 5.390% total to be received $4,082,110 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 03/31/26 - 03/20/74, totaling $4,163,129)	4,081,499	4,081,499

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $3,788,402 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 - 05/01/54, totaling $3,863,596)	3,787,839	3,787,839

Marex Capital Markets, Inc., dated 04/30/24, due 05/01/24, 5.410% total to be received $2,082,113 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 6.500%, 07/31/26 - 02/01/57, totaling $2,123,437)	2,081,800	2,081,800

	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 04/30/24, due 05/01/24, 5.400% total to be received $1,329,095 (collateralized by various U.S. Government Agency Obligations, 0.980% - 7.645%, 10/02/24 - 04/20/73, totaling $1,355,677)	$1,328,896	$1,328,896

Total Joint Repurchase Agreements		16,490,907

Repurchase Agreements - 8.5%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $87,211,474 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $88,943,014)	87,199,000	87,199,000

	Shares

Other Investment Companies - 1.2%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	11,810,516	11,810,516

Total Short-Term Investments
(Cost $115,500,423)		115,500,423

Total Investments - 101.6%
(Cost $833,213,631)		1,039,234,721

Other Assets, less Liabilities - (1.6)%		(15,919,534)

Net Assets - 100.0%		$1,023,315,187

*	Non-income producing security.

[1]

Some of these securities, amounting to $35,679,117 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$923,734,298	—	—	$923,734,298

Short-Term Investments

Joint Repurchase Agreements	—	$16,490,907	—	16,490,907

Repurchase Agreements	—	87,199,000	—	87,199,000

Other Investment Companies	11,810,516	—	—	11,810,516

Total Investments in Securities	$935,544,814	$103,689,907	—	$1,039,234,721

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	16.1

Information Technology	15.0

Consumer Staples	14.6

Utilities	12.1

Energy	11.6

Health Care	9.7

Communication Services	7.5

Industrials	6.5

Real Estate	3.1

Consumer Discretionary	2.9

Short-Term Investments	0.9

Other Assets, less Liabilities	(0.0)[1]

1 Less than (0.05)%

TOP TEN HOLDINGS

Security Name	% of Net Assets

Oracle Corp.	4.1

The Progressive Corp.	3.9

The Williams Cos., Inc.	3.7

Kinder Morgan, Inc.	3.3

Unilever PLC, Sponsored ADR (United Kingdom)	3.1

The PNC Financial Services Group, Inc.	3.1

Comcast Corp., Class A	3.0

United Parcel Service, Inc., Class B	3.0

Corning, Inc.	3.0

The AES Corp.	2.9

Top Ten as a Group	33.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 99.1%

Communication Services - 7.5%

Cable One, Inc.[1]	877	$345,406

Cogent Communications Holdings, Inc.[1]	43,042	2,762,436

Comcast Corp., Class A	77,146	2,940,034

The Interpublic Group of Cos., Inc.	39,481	1,201,802

Total Communication Services		7,249,678

Consumer Discretionary - 2.9%

Genuine Parts Co.	8,420	1,323,708

LKQ Corp.	17,471	753,524

Starbucks Corp.	8,496	751,811

Total Consumer Discretionary		2,829,043

Consumer Staples - 14.6%

Dollar General Corp.	4,638	645,563

Kimberly-Clark Corp.	16,505	2,253,428

The Kroger Co.	31,583	1,749,066

PepsiCo, Inc.	9,055	1,592,865

Primo Water Corp.	64,374	1,214,737

Sysco Corp.	16,651	1,237,502

Target Corp.	14,421	2,321,493

Unilever PLC, Sponsored ADR (United Kingdom)	58,183	3,016,789

Total Consumer Staples		14,031,443

Energy - 11.6%

Delek US Holdings, Inc.	25,132	686,858

Enterprise Products Partners LP, MLP	93,205	2,617,197

EOG Resources, Inc.	8,425	1,113,195

Kinder Morgan, Inc.	173,062	3,163,573

The Williams Cos., Inc.	92,634	3,553,440

Total Energy		11,134,263

Financials - 16.1%

Axis Capital Holdings, Ltd. (Bermuda)	26,623	1,632,788

Chubb, Ltd. (Switzerland)	9,169	2,279,780

CNA Financial Corp.	17,173	754,582

Fidelity National Financial, Inc.	18,144	898,128

The PNC Financial Services Group, Inc.	19,476	2,984,892

The Progressive Corp.	18,110	3,771,407

U.S. Bancorp	57,490	2,335,819

Willis Towers Watson PLC (United Kingdom)	3,391	851,616

Total Financials		15,509,012

Health Care - 9.7%

AbbVie, Inc.	9,670	1,572,729

Amgen, Inc.	7,274	1,992,640

Bristol-Myers Squibb Co.	39,013	1,714,231

	Shares	Value

Johnson & Johnson	7,567	$1,094,112

Pfizer, Inc.	49,042	1,256,456

Royalty Pharma PLC, Class A	62,176	1,722,275

Total Health Care		9,352,443

Industrials - 6.5%

CSG Systems International, Inc.	13,303	628,434

Dun & Bradstreet Holdings, Inc.	75,381	685,967

Lockheed Martin Corp.	1,408	654,621

United Parcel Service, Inc., Class B	19,844	2,926,593

Watsco, Inc.	3,139	1,405,393

Total Industrials		6,301,008

Information Technology - 15.0%

Avnet, Inc.	15,635	764,083

Cisco Systems, Inc.	27,131	1,274,614

Corning, Inc.	85,929	2,868,310

Micron Technology, Inc.	23,665	2,673,199

Oracle Corp.	34,476	3,921,645

QUALCOMM, Inc.	6,972	1,156,306

Texas Instruments, Inc.	10,248	1,807,952

Total Information Technology		14,466,109

Real Estate - 3.1%

American Tower Corp., REIT	12,708	2,180,185

Crown Castle, Inc., REIT	8,985	842,613

Total Real Estate		3,022,798

Utilities - 12.1%

The AES Corp.	155,302	2,779,906

Duke Energy Corp.	14,782	1,452,479

IDACORP, Inc.	20,669	1,959,008

Northwestern Energy Group, Inc.	25,799	1,301,302

PNM Resources, Inc.	38,899	1,441,597

Vistra Corp.	35,349	2,680,868

Total Utilities		11,615,160

Total Common Stocks
(Cost $67,933,278)		95,510,957

	Principal Amount

Short-Term Investments - 0.9%

Joint Repurchase Agreements - 0.2%[2]

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $190,202 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 - 05/01/54, totaling $193,977)	$190,174	190,174

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 0.7%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $701,100 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $715,124)	$701,000	$701,000

Total Short-Term Investments
(Cost $891,174)		891,174

Value

Total Investments - 100.0%
(Cost $68,824,452)	$96,402,131

Other Assets, less Liabilities - (0.0)%#	(3,678)

Net Assets - 100.0%	$96,398,453

#	Less than (0.05)%.

[1]

Some of these securities, amounting to $2,918,702 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
ADR	American Depositary Receipt

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$95,510,957	—	—	$95,510,957

Short-Term Investments

Joint Repurchase Agreements	—	$190,174	—	190,174

Repurchase Agreements	—	701,000	—	701,000

Total Investments in Securities	$95,510,957	$891,174	—	$96,402,131

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	25.1

Financials	17.9

Information Technology	10.6

Consumer Discretionary	9.2

Utilities	9.0

Consumer Staples	7.4

Energy	7.1

Health Care	3.1

Communication Services	2.8

Materials	2.4

Real Estate	0.8

Short-Term Investments	5.4

Other Assets, less Liabilities	(0.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

White Mountains Insurance Group, Ltd.	4.2

BJ’s Wholesale Club Holdings, Inc.	3.8

Vistra Corp.	3.6

LKQ Corp.	3.2

TD SYNNEX Corp.	3.2

WEX, Inc.	3.1

Atkore, Inc.	3.0

Murphy USA, Inc.	2.9

UniFirst Corp.	2.6

CoreCivic, Inc.	2.4

Top Ten as a Group	32.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 95.4%

Communication Services - 2.8%

GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0

TripAdvisor, Inc.*	164,723	4,337,156

Yelp, Inc.*	100,632	4,049,432

Total Communication Services		8,386,588

Consumer Discretionary - 9.2%

Advance Auto Parts, Inc.	26,814	1,956,886

Lithia Motors, Inc.	15,451	3,930,426

LKQ Corp.	227,762	9,823,375

Murphy USA, Inc.	20,999	8,689,806

Polaris, Inc.	42,546	3,623,217

Total Consumer Discretionary		28,023,710

Consumer Staples - 7.4%

BJ’s Wholesale Club Holdings, Inc.*	153,297	11,448,220

The Duckhorn Portfolio, Inc.*	98,161	831,424

Ingles Markets, Inc., Class A	49,976	3,585,778

Molson Coors Beverage Co., Class B	46,039	2,636,193

Nomad Foods, Ltd. (United Kingdom)	213,882	3,862,709

Total Consumer Staples		22,364,324

Energy - 7.1%

Delek US Holdings, Inc.	152,023	4,154,789

HF Sinclair Corp.	61,111	3,315,272

Ovintiv, Inc.	27,318	1,401,960

Permian Resources Corp.	422,615	7,078,801

SM Energy Co.	81,811	3,967,015

World Kinect Corp.	63,777	1,498,759

Total Energy		21,416,596

Financials - 17.9%

Axis Capital Holdings, Ltd. (Bermuda)	90,635	5,558,644

Cannae Holdings, Inc.*	291,506	5,669,792

CNA Financial Corp.	73,537	3,231,216

EVERTEC, Inc. (Puerto Rico)	99,024	3,716,371

Genworth Financial, Inc., Class A*	937,834	5,561,355

NMI Holdings, Inc., Class A*	93,159	2,874,887

P10, Inc., Class A	389,948	2,768,631

Radian Group, Inc.	100,538	3,003,070

WEX, Inc.*	43,823	9,258,047

White Mountains Insurance Group, Ltd.	7,158	12,727,926

Total Financials		54,369,939

Health Care - 3.1%

Bausch + Lomb Corp. (Canada)*	186,170	2,706,912

Embecta Corp.	172,226	1,744,649

	Shares	Value

Envista Holdings Corp.*	117,519	$2,312,774

Patterson Cos., Inc.	101,616	2,588,160

Total Health Care		9,352,495

Industrials - 25.1%

Air Transport Services Group, Inc.*	404,675	5,187,934

Alight, Inc., Class A*	509,406	4,594,842

Argan, Inc.	55,680	3,355,277

Armstrong World Industries, Inc.	45,365	5,211,531

Atkore, Inc.	52,417	9,188,700

Brady Corp., Class A	27,403	1,616,777

Clarivate PLC (United Kingdom)*,3	497,669	3,364,243

CoreCivic, Inc.*	492,853	7,343,510

Dun & Bradstreet Holdings, Inc.	346,304	3,151,366

McGrath RentCorp	37,065	3,953,353

MDU Resources Group, Inc.	161,139	3,980,133

MSC Industrial Direct Co., Inc., Class A	15,520	1,416,045

OPENLANE, Inc.*	133,873	2,299,938

UniFirst Corp.	49,357	7,903,536

Vestis Corp.	85,732	1,579,183

Viad Corp.*	122,072	4,209,043

WESCO International, Inc.	36,388	5,558,267

WillScot Mobile Mini Holdings Corp.*,3	61,844	2,285,754

Total Industrials		76,199,432

Information Technology - 10.6%

ACI Worldwide, Inc.*	173,360	5,911,576

Arrow Electronics, Inc.*	25,345	3,235,796

ePlus, Inc.*	83,720	6,436,393

Ituran Location and Control, Ltd. (Israel)	26,666	684,783

NCR Voyix, Corp.*	183,599	2,249,088

TD SYNNEX Corp.	82,835	9,761,276

Vontier Corp.	98,633	4,007,459

Total Information Technology		32,286,371

Materials - 2.4%

Summit Materials, Inc., Class A*	74,518	2,898,750

TriMas Corp.	58,742	1,526,705

Warrior Met Coal, Inc.	40,618	2,776,240

Total Materials		7,201,695

Real Estate - 0.8%

Newmark Group, Inc., Class A	247,261	2,366,288

Utilities - 9.0%

Northwestern Energy Group, Inc.	99,297	5,008,541

PNM Resources, Inc.	118,015	4,373,636

Southwest Gas Holdings, Inc.	69,529	5,188,254

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 9.0% (continued)

Talen Energy Corp.*	18,939	$1,893,900

Vistra Corp.	144,690	10,973,289

Total Utilities		27,437,620

Total Common Stocks
(Cost $235,358,704)		289,405,058

	Principal Amount

Short-Term Investments - 5.4%

Joint Repurchase Agreements - 0.7%[4]

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $1,000,149 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 - 05/01/54, totaling $1,020,000)	$1,000,000	1,000,000

Deutsche Bank Securities, Inc., dated 04/30/24, due 05/01/24, 5.310% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 02/01/37 - 02/01/54, totaling $1,020,000)	1,000,000	1,000,000

HSBC Securities USA, Inc., dated 04/30/24, due 05/01/24, 5.320% total to be received $219,227 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 06/13/24 - 08/01/59, totaling $223,579)	219,195	219,195

Total Joint Repurchase Agreements		2,219,195

	Principal Amount	Value

Repurchase Agreements - 3.9%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $11,800,688 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $12,035,037)	$11,799,000	$11,799,000

	Shares

Other Investment Companies - 0.8%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[5]	2,284,048	$2,284,048

Total Short-Term Investments
(Cost $16,302,243)		16,302,243

Total Investments - 100.8%
(Cost $251,660,947)		305,707,301

Other Assets, less Liabilities - (0.8)%		(2,446,248)

Net Assets - 100.0%		$303,261,053

*	Non-income producing security.

[1]	Security’s value was determined by using significant unobservable inputs.

[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At April 30, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

[3]

Some of these securities, amounting to $2,413,652 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Yield shown represents the April 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$76,199,432	—	—	$76,199,432

Financials	54,369,939	—	—	54,369,939

Information Technology	32,286,371	—	—	32,286,371

Consumer Discretionary	28,023,710	—	—	28,023,710

Utilities	27,437,620	—	—	27,437,620

Consumer Staples	22,364,324	—	—	22,364,324

Energy	21,416,596	—	—	21,416,596

Health Care	9,352,495	—	—	9,352,495

Communication Services	8,386,588	—	$0	8,386,588

Materials	7,201,695	—	—	7,201,695

Real Estate	2,366,288	—	—	2,366,288

Short-Term Investments

Joint Repurchase Agreements	—	$2,219,195	—	2,219,195

Repurchase Agreements	—	11,799,000	—	11,799,000

Other Investment Companies	2,284,048	—	—	2,284,048

Total Investments in Securities	$291,689,106	$14,018,195	$0	$305,707,301

At April 30, 2024, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	23.0

Consumer Staples	17.1

Consumer Discretionary	14.6

Health Care	10.3

Utilities	8.1

Information Technology	5.4

Energy	5.3

Materials	5.0

Industrials	4.9

Communication Services	3.2

Real Estate	2.4

Short-Term Investments	2.5

Other Assets, less Liabilities	(1.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Fairfax Financial Holdings, Ltd. (Canada)	7.4

Berkshire Hathaway, Inc., Class B	7.0

The Kroger Co.	5.1

CRH PLC (Ireland)	5.0

Elevance Health, Inc.	4.6

BJ’s Wholesale Club Holdings, Inc.	4.5

WEX, Inc.	4.1

LKQ Corp.	3.9

Talen Energy Corp.	3.8

Expedia Group, Inc.	3.3

Top Ten as a Group	48.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 99.3%

Communication Services - 3.2%

Comcast Corp., Class A	39,428	$1,502,601

GCI Liberty, Inc. Escrow Share*,1,2	108,700	0

Total Communication Services		1,502,601

Consumer Discretionary - 14.6%

Expedia Group, Inc.*	11,596	1,561,169

Genuine Parts Co.	8,871	1,394,610

LKQ Corp.	42,058	1,813,962

MGM Resorts International*	27,503	1,084,718

Murphy USA, Inc.	2,293	948,889

Total Consumer Discretionary		6,803,348

Consumer Staples - 17.1%

BJ’s Wholesale Club Holdings, Inc.*	28,376	2,119,120

The Kroger Co.	42,693	2,364,338

Molson Coors Beverage Co., Class B	24,009	1,374,755

Target Corp.	6,180	994,856

Unilever PLC, Sponsored ADR (United Kingdom)	21,897	1,135,360

Total Consumer Staples		7,988,429

Energy - 5.3%

Delek US Holdings, Inc.	56,865	1,554,121

Kinder Morgan, Inc.	50,562	924,273

Total Energy		2,478,394

Financials - 23.0%

Berkshire Hathaway, Inc., Class B*	8,215	3,259,137

Fairfax Financial Holdings, Ltd. (Canada)	3,174	3,447,891

Global Payments, Inc.	9,705	1,191,483

WEX, Inc.*	9,109	1,924,367

Willis Towers Watson PLC (United Kingdom)	3,589	901,341

Total Financials		10,724,219

Health Care - 10.3%

Elevance Health, Inc.	4,068	2,150,264

Laboratory Corp. of America Holdings	5,779	1,163,717

Patterson Cos., Inc.	57,775	1,471,529

Total Health Care		4,785,510

Industrials - 4.9%

United Parcel Service, Inc., Class B	7,126	1,050,943

*	Non-income producing security.

[1]	Security’s value was determined by using significant unobservable inputs.

	Shares	Value

WESCO International, Inc.	8,059	$1,231,012

Total Industrials		2,281,955

Information Technology - 5.4%

Corning, Inc.	36,020	1,202,348

TD SYNNEX Corp.	11,311	1,332,888

Total Information Technology		2,535,236

Materials - 5.0%

CRH PLC (Ireland)	30,047	2,326,239

Real Estate - 2.4%

Mid-America Apartment Communities, Inc., REIT	8,601	1,118,130

Utilities - 8.1%

Northwestern Energy Group, Inc.	20,655	1,041,838

PNM Resources, Inc.	26,878	996,099

Talen Energy Corp.*,3	17,634	1,763,400

Total Utilities		3,801,337

Total Common Stocks
(Cost $38,657,035)		46,345,398

	Principal Amount

Short-Term Investments - 2.5%

Joint Repurchase Agreements - 1.8%[4]

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $826,177 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 -05/01/54, totaling $842,575)	$826,054	826,054

Repurchase Agreements - 0.7%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $347,050 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $354,029)	347,000	347,000
Total Short-Term Investments
(Cost $1,173,054)		1,173,054
Total Investments - 101.8%
(Cost $39,830,089)		47,518,452
Other Assets, less Liabilities - (1.8)%		(840,656)

Net Assets - 100.0%		$46,677,796

[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At April 30, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

[3]	Some of this security, amounting to $806,800 or 1.7% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Financials	$10,724,219	—	—	$10,724,219

Consumer Staples	7,988,429	—	—	7,988,429

Consumer Discretionary	6,803,348	—	—	6,803,348

Health Care	4,785,510	—	—	4,785,510

Utilities	3,801,337	—	—	3,801,337

Information Technology	2,535,236	—	—	2,535,236

Energy	2,478,394	—	—	2,478,394

Materials	2,326,239	—	—	2,326,239

Industrials	2,281,955	—	—	2,281,955

Communication Services	1,502,601	—	$0	1,502,601

Real Estate	1,118,130	—	—	1,118,130

Short-Term Investments

Joint Repurchase Agreements	—	$826,054	—	826,054

Repurchase Agreements	—	347,000	—	347,000

Total Investments in Securities	$46,345,398	$1,173,054	$0	$47,518,452

At April 30, 2024, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2024

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $6,173,862, $374,195, and $35,679,117, respectively)	$348,433,100	$38,891,643	$1,039,234,721

Cash	440	414	1,000

Dividend and interest receivables	249,681	79,564	552,037

Securities lending income receivable	426	7	3,667

Receivable for Fund shares sold	45,864	15,328	1,956,342

Receivable from affiliate	8,937	6,254	—

Prepaid expenses and other assets	31,742	12,957	141,768

Total assets	348,770,190	39,006,167	1,041,889,535

Liabilities:

Payable upon return of securities loaned	482,836	—	16,490,907

Payable for investments purchased	—	808,785	98,341

Payable for Fund shares repurchased	376,847	1,026	1,066,179

Accrued expenses:

Investment advisory and management fees	164,737	11,113	681,010

Administrative fees	44,126	4,762	127,689

Distribution fees	51,887	774	9,351

Shareholder service fees	24,880	1,169	74,499

Other	38,614	31,098	26,372

Total liabilities	1,183,927	858,727	18,574,348

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$347,586,263	$38,147,440	$1,023,315,187

[1] Investments at cost	$306,674,836	$33,329,610	$833,213,631

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$281,617,123	$35,656,071	$784,567,936

Total distributable earnings	65,969,140	2,491,369	238,747,251

Net Assets	$347,586,263	$38,147,440	$1,023,315,187

Class N:

Net Assets	$248,401,026	$3,714,923	$45,518,682

Shares outstanding	12,016,750	204,958	3,012,922

Net asset value, offering and redemption price per share	$20.67	$18.13	$15.11

Class I:

Net Assets	$91,300,438	$34,432,517	$965,966,353

Shares outstanding	4,091,500	1,889,045	61,379,961

Net asset value, offering and redemption price per share	$22.31	$18.23	$15.74

Class Z:

Net Assets	$7,884,799	—	$11,830,152

Shares outstanding	355,716	—	750,040

Net asset value, offering and redemption price per share	$22.17	—	$15.77

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,918,702, $2,413,652, and $806,800, respectively)	$96,402,131	$305,707,301	$47,518,452

Cash	500	1,000	459

Dividend and interest receivables	222,013	101,886	45,589

Securities lending income receivable	49	523	151

Receivable for Fund shares sold	21,225	36,661	3,862

Receivable from affiliate	15,779	—	7,540

Prepaid expenses and other assets	14,868	25,405	15,080

Total assets	96,676,565	305,872,776	47,591,133

Liabilities:

Payable upon return of securities loaned	190,174	2,219,195	826,054

Payable for investments purchased	—	93,716	—

Payable for Fund shares repurchased	8,458	36,884	30,017

Accrued expenses:

Investment advisory and management fees	40,565	190,053	23,640

Administrative fees	12,169	38,011	5,910

Distribution fees	5,637	4,241	428

Shareholder service fees	3,141	12,283	1,504

Other	17,968	17,340	25,784

Total liabilities	278,112	2,611,723	913,337

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$96,398,453	$303,261,053	$46,677,796

[1] Investments at cost	$68,824,452	$251,660,947	$39,830,089

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$27,490,825	$242,802,202	$35,660,633

Total distributable earnings	68,907,628	60,458,851	11,017,163

Net Assets	$96,398,453	$303,261,053	$46,677,796

Class N:

Net Assets	$26,478,186	$20,795,150	$2,110,586

Shares outstanding	2,793,355	2,176,066	157,547

Net asset value, offering and redemption price per share	$9.48	$9.56	$13.40

Class I:

Net Assets	$66,755,953	$249,155,803	$42,568,068

Shares outstanding	7,053,462	25,113,402	3,177,924

Net asset value, offering and redemption price per share	$9.46	$9.92	$13.39

Class Z:

Net Assets	$3,164,314	$33,310,100	$1,999,142

Shares outstanding	334,302	3,352,730	149,260

Net asset value, offering and redemption price per share	$9.47	$9.94	$13.39

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2024

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Investment Income:

Dividend income	$2,343,352	$363,581	$5,293,144

Interest income	180,032	16,769	2,138,648

Securities lending income	3,207	18	11,491

Foreign withholding tax	(40,234)	(20,606)	(36,291)

Total investment income	2,486,357	359,762	7,406,992

Expenses:

Investment advisory and management fees	967,531	63,511	3,849,326

Administrative fees	259,160	27,219	721,749

Distribution fees - Class N	305,506	4,538	54,565

Shareholder servicing fees - Class N	123,686	1,815	22,091

Shareholder servicing fees - Class I	22,584	4,899	398,925

Registration fees	30,984	13,629	32,375

Professional fees	25,084	18,813	44,699

Custodian fees	20,431	10,363	38,254

Reports to shareholders	19,243	4,900	48,136

Transfer agent fees	13,651	4,270	15,823

Trustee fees and expenses	13,411	1,381	36,782

Interest expense	—	180	—

Miscellaneous	9,188	1,945	44,502

Total expenses before offsets	1,810,459	157,463	5,307,227

Expense reimbursements	(45,605)	(37,155)	—

Expense reductions	(2,729)	(632)	(27,468)

Net expenses	1,762,125	119,676	5,279,759

Net investment income	724,232	240,086	2,127,233

Net Realized and Unrealized Gain:

Net realized gain on investments	24,301,294	2,812,383	31,668,930

Net change in unrealized appreciation/depreciation on investments	33,013,066	3,572,016	86,418,572

Net realized and unrealized gain	57,314,360	6,384,399	118,087,502

Net increase in net assets resulting from operations	$58,038,592	$6,624,485	$120,214,735

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$1,998,779	$1,940,259	$542,063

Interest income	17,792	282,646	10,125

Securities lending income	3,248	7,536	423

Foreign withholding tax	(2,713)	(4,200)	(7,714)

Total investment income	2,017,106	2,226,241	544,897

Expenses:

Investment advisory and management fees	453,884	1,085,242	146,220

Administrative fees	136,165	217,048	36,555

Distribution fees - Class N	36,174	24,439	2,504

Shareholder servicing fees - Class N	5,788	6,059	414

Shareholder servicing fees - Class I	29,864	63,956	8,548

Professional fees	23,356	22,658	16,393

Registration fees	19,990	27,776	15,408

Custodian fees	18,872	18,627	11,164

Reports to shareholders	16,170	11,584	4,232

Trustee fees and expenses	9,159	11,149	1,996

Transfer agent fees	4,887	5,216	1,057

Interest expense	51,615	—	492

Miscellaneous	12,480	11,755	3,272

Total expenses before offsets	818,404	1,505,509	248,255

Expense reimbursements	(77,681)	—	(46,211)

Expense reductions	(23,914)	(4,656)	(1,568)

Net expenses	716,809	1,500,853	200,476

Net investment income	1,300,297	725,388	344,421

Net Realized and Unrealized Gain:

Net realized gain on investments	47,012,187	6,456,551	3,629,390

Net change in unrealized appreciation/depreciation on investments	(18,301,806)	33,266,137	3,943,436

Net realized and unrealized gain	28,710,381	39,722,688	7,572,826

Net increase in net assets resulting from operations	$30,010,678	$40,448,076	$7,917,247

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$724,232	$665,399	$240,086	$310,281	$2,127,233	$2,057,052

Net realized gain on investments	24,301,294	901,364	2,812,383	952,984	31,668,930	46,717,796

Net change in unrealized appreciation/depreciation on investments	33,013,066	21,147,317	3,572,016	1,954,790	86,418,572	(33,287,036)

Net increase in net assets resulting from operations	58,038,592	22,714,080	6,624,485	3,218,055	120,214,735	15,487,812

Distributions to Shareholders:

Class N	(998,863)	(19,489,451)	(23,168)	(65,123)	(2,038,957)	(1,388,209)

Class I	(570,426)	(5,976,906)	(314,623)	(618,612)	(40,327,619)	(28,767,483)

Class Z	(53,192)	(608,991)	—	—	(526,135)	(343,645)

Total distributions to shareholders	(1,622,481)	(26,075,348)	(337,791)	(683,735)	(42,892,711)	(30,499,337)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(14,725,469)	428,469	(342,670)	(4,532,536)	63,587,161	30,420,185

Total increase (decrease) in net assets	41,690,642	(2,932,799)	5,944,024	(1,998,216)	140,909,185	15,408,660

Net Assets:

Beginning of period	305,895,621	308,828,420	32,203,416	34,201,632	882,406,002	866,997,342

End of period	$347,586,263	$305,895,621	$38,147,440	$32,203,416	$1,023,315,187	$882,406,002
1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road Focused Absolute Value Fund

	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,300,297	$6,797,921	$725,388	$894,783	$344,421	$653,739

Net realized gain on investments	47,012,187	9,443,458	6,456,551	11,328,295	3,629,390	1,333,699

Net change in unrealized appreciation/depreciation on investments	(18,301,806)	(35,081,495)	33,266,137	(14,491,664)	3,943,436	38,458

Net increase (decrease) in net assets resulting from operations	30,010,678	(18,840,116)	40,448,076	(2,268,586)	7,917,247	2,025,896

Distributions to Shareholders:

Class N	(1,033,476)	(4,683,046)	(765,228)	(841,013)	(51,351)	(16,781)

Class I	(6,621,410)	(37,442,154)	(9,009,615)	(8,300,606)	(1,205,279)	(521,709)

Class Z	(122,386)	(451,503)	(1,277,335)	(1,508,182)	(146,167)	(81,036)

Total distributions to shareholders	(7,777,272)	(42,576,703)	(11,052,178)	(10,649,801)	(1,402,797)	(619,526)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(159,414,929)	(35,265,575)	11,730,880	33,451,833	(8,401,343)	(16,381,325)

Total increase (decrease) in net assets	(137,181,523)	(96,682,394)	41,126,778	20,533,446	(1,886,893)	(14,974,955)

Net Assets:

Beginning of period	233,579,976	330,262,370	262,134,275	241,600,829	48,564,689	63,539,644

End of period	$96,398,453	$233,579,976	$303,261,053	$262,134,275	$46,677,796	$48,564,689

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$17.43	$17.74	$19.43	$29.75	$34.95	$38.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.02	0.17 [3]	0.02 [4]	0.16	0.34 [5]

Net realized and unrealized gain (loss) on investments	3.29	1.21	(1.22)	11.69	(2.85)	(0.85)

Total income (loss) from investment operations	3.32	1.23	(1.05)	11.71	(2.69)	(0.51)

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.16)	(0.04)	(0.02)	(0.33)	(0.15)

Net realized gain on investments	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)	(2.66)

Total distributions to shareholders	(0.08)	(1.54)	(0.64)	(22.03)	(2.51)	(2.81)

Net Asset Value, End of Period	$20.67	$17.43	$17.74	$19.43	$29.75	$34.95

Total Return[2,6]	19.07%[7]	7.39%	(5.67)%	50.65%	(8.62)%	(0.55)%

Ratio of net expenses to average net assets	1.11%[8,9]	1.10%[9]	1.09%[9]	1.13%[9]	1.14%	1.15%

Ratio of gross expenses to average net assets[10]	1.14%[8]	1.13%	1.11%	1.18%	1.16%	1.15%

Ratio of net investment income to average net assets[2]	0.33%[8]	0.13%	0.90%	0.08%	0.52%	0.95%

Portfolio turnover	31%[7]	75%	71%	149%	50%	21%

Net assets end of period (000’s) omitted	$248,401	$220,480	$227,513	$287,165	$259,561	$518,354

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$18.84	$19.05	$20.82	$30.68	$35.96	$39.33

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.08	0.24 [3]	0.09 [4]	0.25	0.45 [5]

Net realized and unrealized gain (loss) on investments	3.53	1.31	(1.32)	12.16	(2.94)	(0.89)

Total income (loss) from investment operations	3.60	1.39	(1.08)	12.25	(2.69)	(0.44)

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.22)	(0.09)	(0.10)	(0.41)	(0.27)

Net realized gain on investments	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)	(2.66)

Total distributions to shareholders	(0.13)	(1.60)	(0.69)	(22.11)	(2.59)	(2.93)

Net Asset Value, End of Period	$22.31	$18.84	$19.05	$20.82	$30.68	$35.96

Total Return[2,6]	19.18%[7]	7.72%	(5.41)%	51.11%	(8.38)%	(0.33)%

Ratio of net expenses to average net assets	0.81%[8,9]	0.80%[9]	0.80%[9]	0.87%[9]	0.90%	0.90%

Ratio of gross expenses to average net assets[10]	0.84%[8]	0.83%	0.82%	0.92%	0.92%	0.90%

Ratio of net investment income to average net assets[2]	0.63%[8]	0.43%	1.19%	0.34%	0.76%	1.20%

Portfolio turnover	31%[7]	75%	71%	149%	50%	21%

Net assets end of period (000’s) omitted	$91,300	$78,562	$74,094	$112,741	$176,807	$1,102,479

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$18.71	$18.94	$20.71	$30.63	$35.95	$39.34

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.09	0.24 [3]	0.10 [4]	0.28	0.48 [5]

Net realized and unrealized gain (loss) on investments	3.53	1.29	(1.29)	12.13	(2.94)	(0.89)

Total income (loss) from investment operations	3.60	1.38	(1.05)	12.23	(2.66)	(0.41)

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.23)	(0.12)	(0.14)	(0.48)	(0.32)

Net realized gain on investments	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)	(2.66)

Total distributions to shareholders	(0.14)	(1.61)	(0.72)	(22.15)	(2.66)	(2.98)

Net Asset Value, End of Period	$22.17	$18.71	$18.94	$20.71	$30.63	$35.95

Total Return[2,6]	19.31%[7]	7.73%	(5.34)%	51.18%	(8.32)%	(0.25)%

Ratio of net expenses to average net assets	0.76%[8,9]	0.75%[9]	0.75%[9]	0.80%[9]	0.82%	0.82%

Ratio of gross expenses to average net assets[10]	0.79%[8]	0.78%	0.77%	0.85%	0.84%	0.82%

Ratio of net investment income to average net assets[2]	0.68%[8]	0.48%	1.24%	0.41%	0.84%	1.28%

Portfolio turnover	31%[7]	75%	71%	149%	50%	21%

Net assets end of period (000’s) omitted	$7,885	$6,853	$7,221	$8,237	$9,786	$47,907

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.11 and $0.11 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23, $0.33 and $0.36 for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]

Includes reduction from brokerage recapture amounting to less than 0.01% for the six months ended April 30, 2024, 0.01%, 0.01% and less than 0.01% for the fiscal years ended October 31, 2023, 2022 and 2021, respectively.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.15	$14.08	$15.45	$13.73	$16.22	$15.68

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.10	0.22 [3]	0.01	0.04 [4]	0.12 [5]

Net realized and unrealized gain (loss) on investments	3.00	1.22	(1.59)	4.27	(1.84)	0.95

Total income (loss) from investment operations	3.09	1.32	(1.37)	4.28	(1.80)	1.07

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.25)	—	(2.56)	—	(0.02)

Net realized gain on investments	—	—	—	—	(0.69)	(0.51)

Total distributions to shareholders	(0.11)	(0.25)	—	(2.56)	(0.69)	(0.53)

Net Asset Value, End of Period	$18.13	$15.15	$14.08	$15.45	$13.73	$16.22

Total Return[2,6]	20.47%[7]	9.50%	(8.87)%	33.53%	(11.66)%	7.15%

Ratio of net expenses to average net assets	0.95%[8,9,10]	0.95%[9]	0.95%[9]	1.00%[9]	1.04%	1.28%[9,11]

Ratio of gross expenses to average net assets[12]	1.15%[8]	1.18%	1.07%	1.14%	1.08%	1.30%

Ratio of net investment income to average net assets[2]	1.03%[8]	0.64%	1.51%	0.08%	0.25%	0.74%

Portfolio turnover	44%[7]	77%	91%	256%	750%	330%

Net assets end of period (000’s) omitted	$3,715	$3,373	$3,683	$4,623	$4,716	$14,301

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.26	$14.19	$15.58	$13.80	$16.25	$15.71

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.14	0.27 [3]	0.06	0.08 [4]	0.16 [5]

Net realized and unrealized gain (loss) on investments	3.01	1.23	(1.60)	4.29	(1.84)	0.95

Total income (loss) from investment operations	3.13	1.37	(1.33)	4.35	(1.76)	1.11

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.30)	(0.06)	(2.57)	—	(0.06)

Net realized gain on investments	—	—	—	—	(0.69)	(0.51)

Total distributions to shareholders	(0.16)	(0.30)	(0.06)	(2.57)	(0.69)	(0.57)

Net Asset Value, End of Period	$18.23	$15.26	$14.19	$15.58	$13.80	$16.25

Total Return[2,6]	20.65%[7]	9.83%	(8.55)%	33.93%	(11.38)%	7.43%

Ratio of net expenses to average net assets	0.63%[8,9,10]	0.63%[9]	0.63%[9]	0.69%[9]	0.76%	0.99%[9,11]

Ratio of gross expenses to average net assets[12]	0.83%[8]	0.86%	0.75%	0.83%	0.80%	1.01%

Ratio of net investment income to average net assets[2]	1.35%[8]	0.96%	1.83%	0.39%	0.53%	1.03%

Portfolio turnover	44%[7]	77%	91%	256%	750%	330%

Net assets end of period (000’s) omitted	$34,433	$28,831	$30,519	$36,900	$38,990	$83,323

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08 and $0.13 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01) and $0.03 for Class N and Class I, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2024 and less than 0.01% for the fiscal years ended October 31, 2023, 2022, 2021 and 2019, respectively.

[10]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[11]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.04% and 0.75% for Class N and Class I, respectively, for the fiscal year ended October 31, 2019.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$13.94	$14.26	$15.45	$10.76	$13.00	$13.26

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	(0.00)[3]	(0.09)	(0.09)	(0.02)	(0.04)

Net realized and unrealized gain (loss) on investments	1.86	0.20	0.06	4.78	(1.43)	1.17

Total income (loss) from investment operations	1.87	0.20	(0.03)	4.69	(1.45)	1.13

Less Distributions to Shareholders from:

Net realized gain on investments	(0.70)	(0.52)	(1.16)	—	(0.79)	(1.39)

Net Asset Value, End of Period	$15.11	$13.94	$14.26	$15.45	$10.76	$13.00

Total Return[2,4]	13.65%[5]	1.58%	(0.35)%	43.59%	(12.09)%	10.86%

Ratio of net expenses to average net assets[6]	1.35%[7]	1.35%	1.35%	1.33%	1.34%	1.36%

Ratio of gross expenses to average net assets[8]	1.35%[7]	1.35%	1.35%	1.35%	1.36%	1.37%

Ratio of net investment income (loss) to average net assets[2]	0.19%[7]	(0.01)%	(0.60)%	(0.61)%	(0.19)%	(0.33)%

Portfolio turnover	20%[5]	25%	33%	39%	42%	47%

Net assets end of period (000’s) omitted	$45,519	$41,927	$37,265	$34,246	$25,920	$29,963

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$14.48	$14.76	$15.91	$11.05	$13.30	$13.51

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.04	(0.05)	(0.05)	0.01	(0.01)

Net realized and unrealized gain (loss) on investments	1.94	0.20	0.06	4.91	(1.46)	1.20

Total income (loss) from investment operations	1.97	0.24	0.01	4.86	(1.45)	1.19

Less Distributions to Shareholders from:

Net investment income	(0.01)	—	—	(0.00)[3]	(0.01)	(0.01)

Net realized gain on investments	(0.70)	(0.52)	(1.16)	—	(0.79)	(1.39)

Total distributions to shareholders	(0.71)	(0.52)	(1.16)	(0.00)[3]	(0.80)	(1.40)

Net Asset Value, End of Period	$15.74	$14.48	$14.76	$15.91	$11.05	$13.30

Total Return[2,4]	13.82%[5]	1.81%	(0.07)%	43.99%	(11.91)%	11.23%

Ratio of net expenses to average net assets[6]	1.09%[7]	1.09%	1.09%	1.07%	1.07%	1.09%

Ratio of gross expenses to average net assets[8]	1.09%[7]	1.09%	1.09%	1.09%	1.09%	1.10%

Ratio of net investment income (loss) to average net assets[2]	0.45%[7]	0.25%	(0.34)%	(0.35)%	0.07%	(0.06)%

Portfolio turnover	20%[5]	25%	33%	39%	42%	47%

Net assets end of period (000’s) omitted	$965,966	$830,022	$819,940	$835,473	$487,637	$374,344

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$14.52	$14.78	$15.92	$11.05	$13.30	$13.51

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.04	0.05	(0.04)	(0.04)	0.02	0.00 [9]

Net realized and unrealized gain (loss) on investments	1.93	0.21	0.06	4.92	(1.46)	1.20

Total income (loss) from investment operations	1.97	0.26	0.02	4.88	(1.44)	1.20

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	(0.01)	(0.02)	(0.02)

Net realized gain on investments	(0.70)	(0.52)	(1.16)	—	(0.79)	(1.39)

Total distributions to shareholders	(0.72)	(0.52)	(1.16)	(0.01)	(0.81)	(1.41)

Net Asset Value, End of Period	$15.77	$14.52	$14.78	$15.92	$11.05	$13.30

Total Return[2,4]	13.80%[5]	1.94%	(0.00)%[10]	44.17%	(11.78)%	11.29%

Ratio of net expenses to average net assets[6]	1.00%[7]	1.00%	1.00%	0.98%	0.99%	1.01%

Ratio of gross expenses to average net assets[8]	1.00%[7]	1.00%	1.00%	1.00%	1.01%	1.02%

Ratio of net investment income (loss) to average net assets[2]	0.54%[7]	0.34%	(0.25)%	(0.26)%	0.16%	0.02%

Portfolio turnover	20%[5]	25%	33%	39%	42%	47%

Net assets end of period (000’s) omitted	$11,830	$10,457	$9,792	$7,911	$1,025	$186

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2024, less than 0.01%, less than 0.01%, 0.02%, 0.02% and 0.01% for the fiscal years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $0.005 per share.

[10]	Less than (0.005)%.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.63	$10.70	$13.28	$10.02	$12.34	$12.29

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.20	0.18	0.19	0.25	0.27

Net realized and unrealized gain (loss) on investments	1.12	(0.88)	(0.29)	3.27	(1.49)	0.80

Total income (loss) from investment operations	1.18	(0.68)	(0.11)	3.46	(1.24)	1.07

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.23)	(0.27)	(0.20)	(0.34)	(0.30)

Net realized gain on investments	(0.25)	(1.16)	(2.20)	—	(0.74)	(0.72)

Total distributions to shareholders	(0.33)	(1.39)	(2.47)	(0.20)	(1.08)	(1.02)

Net Asset Value, End of Period	$9.48	$8.63	$10.70	$13.28	$10.02	$12.34

Total Return[2,3]	13.75%[4]	(7.50)%	(1.34)%	34.74%	(10.96)%	10.11%

Ratio of net expenses to average net assets[5]	0.99%[6,7]	0.97%[7]	1.03%	1.06%	1.13%	1.11%

Ratio of gross expenses to average net assets[8]	1.09%[6]	1.02%	1.07%	1.09%	1.13%	1.12%

Ratio of net investment income to average net assets[2]	1.21%[6]	2.10%	1.61%	1.51%	2.38%	2.32%

Portfolio turnover	15%[4]	25%	30%	20%	35%	29%

Net assets end of period (000’s) omitted	$26,478	$28,325	$36,432	$43,430	$41,358	$79,811

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.62	$10.68	$13.27	$10.01	$12.33	$12.29

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.23	0.21	0.22	0.28	0.31

Net realized and unrealized gain (loss) on investments	1.11	(0.88)	(0.30)	3.27	(1.49)	0.78

Total income (loss) from investment operations	1.18	(0.65)	(0.09)	3.49	(1.21)	1.09

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.25)	(0.30)	(0.23)	(0.37)	(0.33)

Net realized gain on investments	(0.25)	(1.16)	(2.20)	—	(0.74)	(0.72)

Total distributions to shareholders	(0.34)	(1.41)	(2.50)	(0.23)	(1.11)	(1.05)

Net Asset Value, End of Period	$9.46	$8.62	$10.68	$13.27	$10.01	$12.33

Total Return[2,3]	13.78%[4]	(7.17)%	(1.18)%	35.10%	(10.69)%	10.32%

Ratio of net expenses to average net assets[5]	0.74%[6,7]	0.72%[7]	0.78%	0.81%	0.86%	0.84%

Ratio of gross expenses to average net assets[8]	0.84%[6]	0.77%	0.82%	0.84%	0.86%	0.85%

Ratio of net investment income to average net assets[2]	1.46%[6]	2.35%	1.86%	1.76%	2.65%	2.59%

Portfolio turnover	15%[4]	25%	30%	20%	35%	29%

Net assets end of period (000’s) omitted	$66,756	$202,039	$290,632	$382,571	$408,844	$533,106

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.62	$10.69	$13.28	$10.01	$12.33	$12.29

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.23	0.21	0.22	0.27	0.32

Net realized and unrealized gain (loss) on investments	1.12	(0.88)	(0.29)	3.29	(1.47)	0.77

Total income (loss) from investment operations	1.19	(0.65)	(0.08)	3.51	(1.20)	1.09

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.26)	(0.31)	(0.24)	(0.38)	(0.33)

Net realized gain on investments	(0.25)	(1.16)	(2.20)	—	(0.74)	(0.72)

Total distributions to shareholders	(0.34)	(1.42)	(2.51)	(0.24)	(1.12)	(1.05)

Net Asset Value, End of Period	$9.47	$8.62	$10.69	$13.28	$10.01	$12.33

Total Return[2,3]	13.93%[4]	(7.22)%	(1.12)%	35.26%	(10.65)%	10.37%

Ratio of net expenses to average net assets[5]	0.70%[6,7]	0.68%[7]	0.74%	0.77%	0.81%	0.79%

Ratio of gross expenses to average net assets[8]	0.80%[6]	0.73%	0.78%	0.80%	0.81%	0.80%

Ratio of net investment income to average net assets[2]	1.50%[6]	2.39%	1.90%	1.80%	2.69%	2.64%

Portfolio turnover	15%[4]	25%	30%	20%	35%	29%

Net assets end of period (000’s) omitted	$3,164	$3,216	$3,199	$2,430	$1,901	$63

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2024, 0.01%, 0.01%, 0.01%, less than 0.01% and 0.01%, for the fiscal years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[6]	Annualized.

[7]

Includes interest expense totaling 0.03% for the six months ended April 30, 2024, related to bank overdraft fees and participation in the interfund lending program, and 0.01% for the fiscal year ended October 31, 2023, related to utilization of the line of credit.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.61	$9.10	$9.81	$6.80	$7.84	$7.62

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.01	(0.03)	(0.04)	(0.01)[3]	(0.02)

Net realized and unrealized gain (loss) on investments	1.30	(0.09)	(0.11)	3.05	(0.88)	0.78

Total income (loss) from investment operations	1.31	(0.08)	(0.14)	3.01	(0.89)	0.76

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.00)[4]	—	—	(0.01)	—

Net realized gain on investments	(0.35)	(0.41)	(0.57)	—	(0.14)	(0.54)

Total distributions to shareholders	(0.36)	(0.41)	(0.57)	—	(0.15)	(0.54)

Net Asset Value, End of Period	$9.56	$8.61	$9.10	$9.81	$6.80	$7.84

Total Return[2,5]	15.43%[6]	(0.77)%	(1.64)%	44.27%	(11.65)%	11.82%

Ratio of net expenses to average net assets[7]	1.27%[8]	1.27%	1.28%	1.25%	1.31%	1.31%

Ratio of gross expenses to average net assets[9]	1.27%[8]	1.28%	1.28%	1.27%	1.33%	1.37%

Ratio of net investment income (loss) to average net assets[2]	0.26%[8]	0.10%	(0.28)%	(0.38)%	(0.16)%	(0.27)%

Portfolio turnover	17%[6]	30%	32%	44%	47%	38%

Net assets end of period (000’s) omitted	$20,795	$18,655	$18,961	$22,702	$21,618	$24,669

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.94	$9.41	$10.10	$6.98	$8.04	$7.78

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.03	(0.00)[4]	(0.01)	0.01 [3]	(0.00)[4]

Net realized and unrealized gain (loss) on investments	1.34	(0.09)	(0.12)	3.13	(0.91)	0.80

Total income (loss) from investment operations	1.36	(0.06)	(0.12)	3.12	(0.90)	0.80

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.00)[4]	—	(0.00)[4]	(0.02)	—

Net realized gain on investments	(0.35)	(0.41)	(0.57)	—	(0.14)	(0.54)

Total distributions to shareholders	(0.38)	(0.41)	(0.57)	(0.00)[4]	(0.16)	(0.54)

Net Asset Value, End of Period	$9.92	$8.94	$9.41	$10.10	$6.98	$8.04

Total Return[2,5]	15.45%[6]	(0.48)%	(1.38)%	44.70%	(11.47)%	12.12%

Ratio of net expenses to average net assets[7]	1.02%[8]	1.02%	1.02%	1.00%	1.05%	1.06%

Ratio of gross expenses to average net assets[9]	1.02%[8]	1.03%	1.02%	1.02%	1.07%	1.12%

Ratio of net investment income (loss) to average net assets[2]	0.51%[8]	0.35%	(0.02)%	(0.13)%	0.09%	(0.02)%

Portfolio turnover	17%[6]	30%	32%	44%	47%	38%

Net assets end of period (000’s) omitted	$249,156	$214,093	$188,163	$218,698	$156,350	$145,620

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.95	$9.42	$10.10	$6.98	$8.04	$7.77

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.04	0.00 [10]	(0.01)	0.01 [3]	0.00 [10]

Net realized and unrealized gain (loss) on investments	1.35	(0.10)	(0.11)	3.13	(0.91)	0.81

Total income (loss) from investment operations	1.38	(0.06)	(0.11)	3.12	(0.90)	0.81

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	—

Net realized gain on investments	(0.35)	(0.41)	(0.57)	—	(0.14)	(0.54)

Total distributions to shareholders	(0.39)	(0.41)	(0.57)	(0.00)[4]	(0.16)	(0.54)

Net Asset Value, End of Period	$9.94	$8.95	$9.42	$10.10	$6.98	$8.04

Total Return[2,5]	15.61%[6]	(0.47)%	(1.26)%	44.77%	(11.43)%	12.26%

Ratio of net expenses to average net assets[7]	0.97%[8]	0.97%	0.97%	0.95%	1.00%	1.01%

Ratio of gross expenses to average net assets[9]	0.97%[8]	0.98%	0.97%	0.97%	1.02%	1.07%

Ratio of net investment income (loss) to average net assets[2]	0.56%[8]	0.40%	0.03%	(0.08)%	0.14%	0.03%

Portfolio turnover	17%[6]	30%	32%	44%	47%	38%

Net assets end of period (000’s) omitted	$33,310	$29,387	$34,477	$35,766	$553	$183

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $(0.00) and $0.00 for Class N, Class I and Class Z, respectively.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2024, 0.01%, 0.01%, 0.02%, 0.02% and 0.03% for the fiscal years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.73	$11.50	$14.44	$11.05	$12.65	$11.91

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.11	0.04	0.01	0.04 [3]	0.04

Net realized and unrealized gain (loss) on investments	1.91	0.21	(2.03)	3.38	(1.39)	1.45

Total income (loss) from investment operations	1.99	0.32	(1.99)	3.39	(1.35)	1.49

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.02)	—	—	(0.02)	(0.05)

Net realized gain on investments	(0.19)	(0.07)	(0.95)	—	(0.23)	(0.70)

Total distributions to shareholders	(0.32)	(0.09)	(0.95)	—	(0.25)	(0.75)

Net Asset Value, End of Period	$13.40	$11.73	$11.50	$14.44	$11.05	$12.65

Total Return[2,4]	17.16%[5]	2.76%	(14.80)%	30.68%	(11.03)%	14.29%

Ratio of net expenses to average net assets[6]	1.06%[7,8]	1.05%	1.05%	1.06%	1.03%	0.98%

Ratio of gross expenses to average net assets[9]	1.25%[7]	1.22%	1.14%	1.12%	1.15%	1.21%

Ratio of net investment income to average net assets[2]	1.18%[7]	0.93%	0.30%	0.10%	0.34%	0.34%

Portfolio turnover	45%[5]	63%	113%	83%	103%	59%

Net assets end of period (000’s) omitted	$2,111	$1,910	$2,243	$3,666	$12,466	$15,284

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.75	$11.51	$14.48	$11.12	$12.72	$11.98

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.14	0.07	0.05	0.07 [3]	0.07

Net realized and unrealized gain (loss) on investments	1.91	0.22	(2.04)	3.39	(1.40)	1.46

Total income (loss) from investment operations	2.00	0.36	(1.97)	3.44	(1.33)	1.53

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.05)	(0.05)	(0.08)	(0.04)	(0.09)

Net realized gain on investments	(0.19)	(0.07)	(0.95)	—	(0.23)	(0.70)

Total distributions to shareholders	(0.36)	(0.12)	(1.00)	(0.08)	(0.27)	(0.79)

Net Asset Value, End of Period	$13.39	$11.75	$11.51	$14.48	$11.12	$12.72

Total Return[2,4]	17.18%[5]	3.11%	(14.64)%	30.98%	(10.81)%	14.55%

Ratio of net expenses to average net assets[6]	0.82%[7,8]	0.81%	0.80%	0.81%	0.78%	0.73%

Ratio of gross expenses to average net assets[9]	1.01%[7]	0.98%	0.89%	0.87%	0.90%	0.96%

Ratio of net investment income to average net assets[2]	1.42%[7]	1.17%	0.55%	0.35%	0.59%	0.59%

Portfolio turnover	45%[5]	63%	113%	83%	103%	59%

Net assets end of period (000’s) omitted	$42,568	$40,205	$53,620	$176,460	$130,758	$130,928

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$11.75	$11.52	$14.49	$11.12	$12.73	$11.98

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.15	0.08	0.06	0.07 [3]	0.07

Net realized and unrealized gain (loss) on investments	1.91	0.21	(2.04)	3.39	(1.41)	1.47

Total income (loss) from investment operations	2.00	0.36	(1.96)	3.45	(1.34)	1.54

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.06)	(0.06)	(0.08)	(0.04)	(0.09)

Net realized gain on investments	(0.19)	(0.07)	(0.95)	—	(0.23)	(0.70)

Total distributions to shareholders	(0.36)	(0.13)	(1.01)	(0.08)	(0.27)	(0.79)

Net Asset Value, End of Period	$13.39	$11.75	$11.52	$14.49	$11.12	$12.73

Total Return[2,4]	17.22%[5]	3.10%	(14.59)%	31.12%	(10.86)%	14.69%

Ratio of net expenses to average net assets[6]	0.78%[7,8]	0.77%	0.76%	0.77%	0.74%	0.69%

Ratio of gross expenses to average net assets[9]	0.97%[7]	0.94%	0.85%	0.83%	0.86%	0.92%

Ratio of net investment income to average net assets[2]	1.46%[7]	1.21%	0.59%	0.39%	0.63%	0.63%

Portfolio turnover	45%[5]	63%	113%	83%	103%	59%

Net assets end of period (000’s) omitted	$1,999	$6,450	$7,677	$13,323	$2,462	$157

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2024, 0.01%, 0.02%, 0.01%, 0.01% and 0.02% for the fiscal years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) April 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Funds IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the

Notes to Financial Statements (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce each Fund’s overall expense ratio.

For the six months ended April 30, 2024, the impact on the expenses and expense ratios was as follows:

	Amount	Percentage Reduction

Mid Cap Value	$2,729	0.00%	[1]

Large Cap Value Select	632	0.00%	[1]

Small Cap Value	27,468	0.00%	[1]

Dividend All Cap Value	23,914	0.01%

Small-Mid Cap Value	4,656	0.00%	[1]

Focused Absolute Value	1,568	0.00%	[1]

1 Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except those of Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for Small Cap Value, Dividend All Cap Value, and Small-Mid Cap Value. There were no permanent differences for Large Cap Value Select, Mid Cap Value, and Focused Absolute Value. Temporary differences are primarily due to wash sale loss deferrals for all of the Funds, and investments in partnerships for Dividend All Cap Value.

Notes to Financial Statements (continued)

At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Mid Cap Value	$306,674,836	$49,690,752	$(7,932,488)	$41,758,264

Large Cap Value Select	33,329,610	6,287,024	(724,991)	5,562,033

Small Cap Value	833,213,631	249,067,243	(43,046,153)	206,021,090

Dividend All Cap Value	68,824,452	29,175,135	(1,597,456)	27,577,679

Small-Mid Cap Value	251,660,947	71,665,091	(17,618,737)	54,046,354

Focused Absolute Value	39,830,089	8,346,163	(657,800)	7,688,363

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2023, Large Cap Value Select had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Large Cap Value Select	$4,775,657	$1,223,833	$5,999,490

As of October 31, 2023, all the Funds except for Large Cap Value Select had no capital loss carryovers for federal income tax purposes. Should those Funds incur net capital losses for the fiscal year ended October 31, 2024, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023, the capital stock transactions by class for the Funds were as follows:

	Mid Cap Value				Large Cap Value Select
	April 30, 2024		October 31, 2023		April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	530,047	$10,829,674	949,737	$16,906,043	15,689	$265,993	9,777	$149,655

Shares issued in reinvestment of distributions	49,240	980,863	1,150,594	19,157,394	1,090	18,011	3,502	49,510

Shares redeemed	(1,209,840)	(24,465,795)	(2,275,505)	(40,543,318)	(34,446)	(584,512)	(52,163)	(782,760)

Net decrease	(630,553)	$(12,655,258)	(175,174)	$(4,479,881)	(17,667)	$(300,508)	(38,884)	$(583,595)

Class I:

Shares sold	467,947	$10,057,989	1,247,002	$24,317,449	217,009	$3,649,378	41,393	$607,275

Shares issued in reinvestment of distributions	26,111	560,867	323,884	5,813,710	17,865	296,371	41,467	589,249

Shares redeemed	(573,586)	(12,450,774)	(1,289,620)	(24,891,173)	(235,051)	(3,987,911)	(344,500)	(5,145,465)

Net increase (decrease)	(79,528)	$(1,831,918)	281,266	$5,239,986	(177)	$(42,162)	(261,640)	$(3,948,941)

Notes to Financial Statements (continued)

	Mid Cap Value				Large Cap Value Select
	April 30, 2024		October 31, 2023		April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Shares sold	8,807	$192,989	24,038	$462,371	—	—	—	—

Shares issued in reinvestment of distributions	2,494	53,192	34,175	608,992	—	—	—	—

Shares redeemed	(21,806)	(484,474)	(73,280)	(1,402,999)	—	—	—	—

Net decrease	(10,505)	$(238,293)	(15,067)	$(331,636)	—	—	—	—

	Small Cap Value				Dividend All Cap Value
	April 30, 2024		October 31, 2023		April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	255,072	$3,776,689	764,537	$10,743,123	13,678	$128,557	46,461	$442,670

Shares issued in reinvestment of distributions	138,739	2,008,948	102,870	1,367,145	109,510	1,023,082	484,141	4,635,571

Shares redeemed	(388,094)	(5,707,754)	(473,354)	(6,575,876)	(611,286)	(5,744,070)	(655,492)	(6,218,758)

Net increase (decrease)	5,717	$77,883	394,053	$5,534,392	(488,098)	$(4,592,431)	(124,890)	$(1,140,517)

Class I:

Shares sold	7,961,546	$123,613,928	11,870,466	$172,416,580	529,100	$4,907,498	4,314,310	$42,038,542

Shares issued in reinvestment of distributions	2,410,433	36,325,218	1,896,970	26,121,284	695,756	6,460,591	3,845,260	36,735,160

Shares redeemed	(6,294,823)	(96,873,909)	(12,026,638)	(174,467,625)	(17,611,356)	(165,824,592)	(11,920,574)	(113,621,232)

Net increase (decrease)	4,077,156	$63,065,237	1,740,798	$24,070,239	(16,386,500)	$(154,456,503)	(3,761,004)	$(34,847,530)

Class Z:

Shares sold	21,590	$331,647	52,181	$757,394	7,272	$67,800	62,411	$597,509

Shares issued in reinvestment of distributions	34,843	526,134	24,902	343,645	13,123	122,385	47,325	451,503

Shares redeemed	(26,482)	(413,740)	(19,520)	(285,485)	(59,132)	(556,180)	(36,056)	(326,540)

Net increase (decrease)	29,951	$444,041	57,563	$815,554	(38,737)	$(365,995)	73,680	$722,472

	Small-Mid Cap Value				Focused Absolute Value
	April 30, 2024		October 31, 2023		April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	184,165	$1,706,229	338,659	$3,001,785	3,454	$45,769	3,416	$41,517

Shares issued in reinvestment of distributions	78,401	717,368	98,766	829,638	4,056	51,307	1,436	16,781

Shares redeemed	(252,801)	(2,351,009)	(355,139)	(3,097,453)	(12,743)	(163,046)	(37,148)	(450,738)

Net increase (decrease)	9,765	$72,588	82,286	$733,970	(5,233)	$(65,970)	(32,296)	$(392,440)

Class I:

Shares sold	3,778,075	$36,316,610	9,330,366	$85,230,959	70,936	$947,204	629,484	$7,592,330

Shares issued in reinvestment of distributions	866,026	8,218,589	881,405	7,668,227	95,245	1,202,944	44,601	520,939

Shares redeemed	(3,486,374)	(33,528,691)	(6,257,178)	(56,859,310)	(410,081)	(5,320,767)	(1,909,131)	(22,710,674)

Net increase (decrease)	1,157,727	$11,006,508	3,954,593	$36,039,876	(243,900)	$(3,170,619)	(1,235,046)	$(14,597,405)

Notes to Financial Statements (continued)

	Small-Mid Cap Value				Focused Absolute Value
	April 30, 2024		October 31, 2023		April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Shares sold	25,462	$254,113	183,363	$1,632,341	7,263	$95,134	17,596	$209,361

Shares issued in reinvestment of distributions	89,801	853,113	114,008	993,011	6,796	85,836	2,706	31,583

Shares redeemed	(45,465)	(455,442)	(675,110)	(5,947,365)	(413,719)	(5,345,724)	(137,875)	(1,632,424)

Net increase (decrease)	69,798	$651,784	(377,739)	$(3,322,013)	(399,660)	$(5,164,754)	(117,573)	$(1,391,480)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2024, the market value of Repurchase Agreements outstanding is as follows:

Market Value

Mid Cap Value	$4,844,836

Large Cap Value Select	1,104,000

Small Cap Value	103,689,907

Dividend All Cap Value	891,174

Small-Mid Cap Value	14,018,195

Focused Absolute Value	1,173,054

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Funds’ subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2024, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.50%

Small-Mid Cap Value	0.75%

Focused Absolute Value	0.60%

The fee paid to River Road for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Funds other than Small Cap Value to the below percentages of each such Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by such Funds in certain circumstances.

Mid Cap Value	0.76%

Large Cap Value Select	0.60%

Small Cap Value	N/A

Dividend All Cap Value	0.68%

Small-Mid Cap Value	1.04%

Focused Absolute Value	0.78%

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

Notes to Financial Statements (continued)

recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Mid Cap Value	$45,605	—

Large Cap Value Select	37,155	—

Dividend All Cap Value	77,681	—

Focused Absolute Value	46,211	—

At April 30, 2024, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select

Less than 1 year	$65,336	$58,207

1-2 years	62,844	55,206

2-3 years	89,401	79,281

Total	$217,581	$192,694

Expiration Period	Dividend All Cap Value	Focused Absolute Value

Less than 1 year	$122,310	$94,513

1-2 years	112,365	100,596

2-3 years	148,111	85,224

Total	$382,786	$280,333

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of

each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the six months ended April 30, 2024, was as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.25%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.24%

Focused Absolute Value

Class N	0.24%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended April 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N	0.10%	0.10%

Class I	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I	0.05%	0.03%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N	0.04%	0.04%

Class I	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2024, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Value	$2,622,981	15	$6,694	6.210%

Small-Mid Cap Value	713,680	12	1,460	6.222%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Large Cap Value Select	$1,053,427	1	$180	6.238%

Dividend All Cap Value	10,552,560	13	23,414	6.230%

Focused Absolute Value	1,443,711	2	492	6.215%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$103,229,574	$112,400,692

Large Cap Value Select	15,648,153	15,927,729

Small Cap Value	187,667,626	179,880,498

Dividend All Cap Value	27,606,062	190,477,486

Small-Mid Cap Value	46,156,603	49,322,966

Focused Absolute Value	21,964,876	31,593,050

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the

Notes to Financial Statements (continued)

amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Mid Cap Value	$6,173,862	$482,836	$6,112,657	$6,595,493

Large Cap Value Select	374,195	—	394,550	394,550

Small Cap Value	35,679,117	16,490,907	20,796,774	37,287,681

Dividend All Cap Value	2,918,702	190,174	2,870,617	3,060,791

Small-Mid Cap Value	2,413,652	2,219,195	582,698	2,801,893

Focused Absolute Value	806,800	826,054	—	826,054

The following table summarizes the securities received as collateral for securities lending at April 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Mid Cap Value	U.S. Treasury Obligations	0.000%-7.625%	05/14/24-08/15/53

Large Cap Value Select	U.S. Treasury Obligations	0.125%-4.625%	07/15/24-02/15/49

Small Cap Value	U.S. Treasury Obligations	0.000%-7.625%	05/14/24-08/15/53

Dividend All Cap Value	U.S. Treasury Obligations	0.125%-5.250%	07/15/24-02/15/53

Small-Mid Cap Value	U.S. Treasury Obligations	0.125%-5.250%	07/15/24-02/15/53

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. CREDIT AGREEMENT

Through December 31, 2023, Small Cap Value, Dividend All Cap Value, Small-Mid Cap Value, Focused Absolute Value, and certain other funds in AMG Funds II and AMG Funds III (the “Participating Funds”) were subject to a Credit Agreement among BNYM, AMG Funds II, AMG Funds III, and AMG Funds IV (the “Credit Agreement”) that provided a revolving line of credit of up to $50 million to the Participating Funds. On December 31, 2023, the Credit Agreement was terminated. The facility was shared by the Participating Funds, and was available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans was equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans was equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The aforementioned Adjusted Daily Simple SOFR was the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Funds paid a commitment fee on the unutilized commitment amount of 0.175% per annum, which was allocated to the Participating Funds based on average daily net assets and is included in miscellaneous expense on the Participating Funds’ Statement of Operations. Interest incurred on loans utilized, if any, is included in the Statement of Operations as interest expense.

The Funds did not utilize the line of credit during the six months ended April 30, 2024.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Mid Cap Value

Daiwa Capital Markets America	$482,836	—	$482,836	$482,836	—

Fixed Income Clearing Corp.	4,362,000	—	4,362,000	4,362,000	—

Total	$4,844,836	—	$4,844,836	$4,844,836	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Large Cap Value Select

Fixed Income Clearing Corp.	$1,104,000	—	$1,104,000	$1,104,000	—

Small Cap Value

ASL Capital Markets, Inc	$1,129,374	—	$1,129,374	$1,129,374	—

Bethesda Securities LLC	4,081,499	—	4,081,499	4,081,499	—

Cantor Fitzgerald Securities, Inc.	4,081,499	—	4,081,499	4,081,499	—

Daiwa Capital Markets America	3,787,839	—	3,787,839	3,787,839	—

Marex Capital Markets, Inc.	2,081,800	—	2,081,800	2,081,800	—

Mirae Asset Securities USA, Inc.	1,328,896	—	1,328,896	1,328,896	—

Fixed Income Clearing Corp.	87,199,000	—	87,199,000	87,199,000	—

Total	$103,689,907	—	$103,689,907	$103,689,907	—

Dividend All Cap Value

Daiwa Capital Markets America	$190,174	—	$190,174	$190,174	—

Fixed Income Clearing Corp.	701,000	—	701,000	701,000	—

Total	$891,174	—	$891,174	$891,174	—

Small-Mid Cap Value

Daiwa Capital Markets America	$1,000,000	—	$1,000,000	$1,000,000	—

Deutsche Bank Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

HSBC Securities USA, Inc.	219,195	—	219,195	219,195	—

Fixed Income Clearing Corp.	11,799,000	—	11,799,000	11,799,000	—

Total	$14,018,195	—	$14,018,195	$14,018,195	—

Focused Absolute Value

Daiwa Capital Markets America	$826,054	—	$826,054	$826,054	—

Fixed Income Clearing Corp.	347,000	—	347,000	347,000	—

Total	$1,173,054	—	$1,173,054	$1,173,054	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMG”) as the Program administrator. AMG formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMG, including Legal, Compliance, Product Services, Affiliate Product Strategy & Development and, as needed, other representatives of AMG and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 20, 2024, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMG considers reasonable, AMG believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043024	SAR082

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2024

AMG GW&K Core Bond ESG Fund

Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX	Class I: ACWIX	Class Z: ACWZX

wealth.amg.com	043024	SAR069

AMG Funds Semi-Annual Report — April 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2
FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Small/Mid Cap Growth Fund	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	16
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17
Detail of changes in assets for the past two fiscal periods

Financial Highlights	18
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	31

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2024	Expense Ratio for the Period	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$1,054	$4.49
Class I	0.55%	$1,000	$1,056	$2.81
Class Z	0.48%	$1,000	$1,056	$2.45
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.42
Class I	0.55%	$1,000	$1,022	$2.77
Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Small/Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.01%	$1,000	$1,185	$5.49
Class I	0.87%	$1,000	$1,186	$4.73
Class Z	0.82%	$1,000	$1,186	$4.46
Based on Hypothetical 5% Annual Return
Class N	1.01%	$1,000	$1,020	$5.07
Class I	0.87%	$1,000	$1,021	$4.37
Class Z	0.82%	$1,000	$1,021	$4.12

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited) Periods ended April 30, 2024

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K Core Bond ESG Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	5.42%	(1.95%)	(0.64%)	—	0.35%	05/08/15

Class I	5.59%	(1.52%)	(0.30%)	0.96%	4.74%	04/30/93

Class Z	5.64%	(1.56%)	(0.24%)	—	0.75%	05/08/15

Bloomberg U.S. Aggregate Bond Index[21]	4.97%	(1.47%)	(0.16%)	1.20%	4.31%	04/30/93	†

AMG GW&K Small/Mid Cap Growth Fund[2,3,4,16,17,18,19,20]

Class N	18.61%	14.82%	8.42%	8.35%	10.06%	11/03/10

Class I	18.59%	14.96%	8.59%	8.56%	8.93%	06/01/11

Class Z	18.64%	15.09%	—	—	(2.08%)	08/31/21

Russell 2500® Growth Index[22]	21.50%	13.53%	6.97%	9.10%	11.09%	11/03/10	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2024. All returns are in U.S. Dollars ($).

[2] From time to time, the Fund’s Investment Manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[4] Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[5] The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[6] Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do

    not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[7]  Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

[8]  The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[9]  Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[10]  During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[11]  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[12]  Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[13]  A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[14]  The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

3

Fund Performance Periods ended April 30, 2024 (continued)

[15]  Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U. S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U. S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U. S. Government will provide financial support.

[16]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[17]  As of March 19, 2021, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers LMCG Small Cap Growth Fund and had different principal investment strategies and corresponding risks. Effective March 19, 2021, the Fund changed its name to AMG GW&K Small Cap Fund II. Effective May 21, 2021, the Fund changed its name to AMG GW&K Small/Mid Cap Growth Fund and made changes to its principal investment strategies. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadviser, LMCG Investments, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[18]  The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[19]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[20]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[21]  The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds.

Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[22]  The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Core Bond ESG Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	48.1

Corporate Bonds and Notes	38.7

Municipal Bonds	6.6

Asset-Backed Securities	2.7

Mortgage-Backed Securities	1.9

Short-Term Investments	1.7

Other Assets, less Liabilities	0.3

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	48.6

Aaa/AAA	8.4

Aa/AA	6.9

A	13.7

Baa/BBB	22.4

1 Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.5

U.S. Treasury Bonds, 3.500%, 02/15/39	2.5

FHLMC, 3.500%, 10/01/45	2.5

Verizon Communications, Inc., 3.875%, 02/08/29	2.3

California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	2.3

FHLMC, 5.500%, 06/01/53	2.1

U.S. Treasury Bonds, 3.125%, 05/15/48	2.0

FHLMC, 3.000%, 11/01/49	2.0

The Goldman Sachs Group, Inc. , 3.500%, 11/16/26	2.0

FNMA, 3.500%, 02/01/47	1.8

Top Ten as a Group	23.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Principal Amount	Value

Corporate Bonds and Notes - 38.7%

Basic Materials - 0.8%

Air Products and Chemicals, Inc. 4.800%, 03/03/33[1]	$1,030,000	$988,223

Communications - 4.6%

AT&T, Inc. 1.650%, 02/01/28	731,000	638,774
4.300%, 02/15/30	700,000	657,926

Comcast Corp. 4.650%, 02/15/33[1]	915,000	865,477

Netflix, Inc. 5.875%, 11/15/28	610,000	622,628

Verizon Communications, Inc. 3.875%, 02/08/29	2,953,000	2,766,292

Total Communications		5,551,097

Consumer, Cyclical - 0.8%

McDonald’s Corp. 4.800%, 08/14/28	932,000	916,786

Consumer, Non-cyclical - 8.7%

Ashtead Capital, Inc. 1.500%, 08/12/26[2]	1,786,000	1,618,256

Campbell Soup Co. 2.375%, 04/24/30	1,578,000	1,327,338

CommonSpirit Health 3.347%, 10/01/29	1,737,000	1,564,914

The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,304,532

Kraft Heinz Foods Co. 3.875%, 05/15/27	1,518,000	1,455,732

Merck & Co., Inc. 1.900%, 12/10/28	1,047,000	912,547

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	812,911

Sysco Corp. 2.400%, 02/15/30	1,759,000	1,487,826

Total Consumer, Non-cyclical		10,484,056

Financials - 15.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	282,000	276,102
6.450%, 04/15/27	1,098,000	1,119,345

Aircastle, Ltd. (Bermuda) 4.250%, 06/15/26	962,000	930,230

American Tower Corp. 3.600%, 01/15/28	1,680,000	1,564,329

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,049,792
Series X, (6.250% to 09/05/24 then 3 month SOFR + 3.967%), 6.250%, 09/05/24[3,4,5]	265,000	264,138

	Principal Amount	Value

The Bank of New York Mellon Corp. Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[1,3,4,5]	$985,000	$920,307

Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	1,502,000	1,391,649

Crown Castle, Inc. 4.000%, 03/01/27	1,800,000	1,721,451

The Goldman Sachs Group, Inc. 3.500%, 11/16/26	2,526,000	2,400,947

JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[3,4]	1,002,000	908,737
Series X, (6.100% to 10/01/24 then 3 month SOFR + 3.592%), 6.100%, 10/01/24[3,4,5]	275,000	275,601

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	959,000	916,564

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	1,374,000	1,306,992

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,326,000	1,248,591

State Street Corp.
Series I, (6.700% to 03/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.613%), 6.700%, 03/15/29[3,4,5]	600,000	600,505

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,411,000	1,253,221
Series U, 5.875%, 06/15/25[4,5]	636,000	631,648

Total Financials		18,780,149

Industrials - 3.8%

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	1,291,000	1,269,396

L3Harris Technologies, Inc. 5.050%, 06/01/29	1,233,000	1,205,640

Packaging Corp. of America 5.700%, 12/01/33	640,000	637,552

Parker-Hannifin Corp. 3.250%, 06/14/29	1,573,000	1,428,095

Total Industrials		4,540,683

Technology - 3.3%

Broadcom, Inc. 4.150%, 11/15/30	1,347,000	1,242,886

Dell International LLC/EMC Corp. 6.200%, 07/15/30	1,512,000	1,555,927

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Technology - 3.3% (continued)

Microsoft Corp. 2.525%, 06/01/50	$1,890,000	$1,156,635

Total Technology		3,955,448

Utilities - 1.1%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	1,649,000	1,258,235

Total Corporate Bonds and Notes (Cost $51,754,224)		46,474,677

Asset-Backed Securities - 2.7%

American Express Credit Account Master Trust
Series 2022-4, Class A 4.950%, 10/15/27	630,000	625,090

Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	652,000	635,196

John Deere Owner Trust
Series 2022-A, Class A4 2.490%, 01/16/29	650,000	622,951

Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	414,953	408,415
Series 2022-7, Class B 5.950%, 01/17/28	625,000	625,874

Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3 0.260%, 11/17/25	73,321	72,258
Series 2021-B, Class A4 0.530%, 10/15/26	297,000	282,955

Total Asset-Backed Securities (Cost $3,280,003)		3,272,739

Mortgage-Backed Securities - 1.9%

Chase Home Lending Mortgage Trust Series
Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	458,868	456,293

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	861,329	770,073
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	494,217	419,772

Morgan Stanley Residential Mortgage Loan Trust
Series 2024-1, Class A4 5.500%, 12/25/53[2,4]	585,495	572,722

Total Mortgage-Backed Securities (Cost $2,249,718)		2,218,860

Municipal Bonds - 6.6%

California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	691,400

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,310,000	2,715,020

	Principal Amount	Value

Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	$685,804	$663,060

JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	1,705,000	1,633,605

Massachusetts School Building Authority,
Series B, 1.753%, 08/15/30	1,415,000	1,199,169

University of California, University & College Improvements, Series BD 3.349%, 07/01/29	1,060,000	979,544

Total Municipal Bonds (Cost $9,076,343)		7,881,798

U.S. Government and Agency Obligations - 48.1%

Fannie Mae - 21.2%

FNMA 2.000%, 02/01/36	697,026	607,518
3.000%, 06/01/38 to 12/01/50	1,280,537	1,151,180
3.500%, 03/01/30 to 07/01/50	9,370,479	8,426,520
4.000%, 03/01/44 to 01/01/51	7,222,673	6,600,779
4.500%, 04/01/39 to 08/01/52	7,377,886	6,997,485
5.000%, 07/01/47 to 02/01/49	1,705,142	1,657,505

Total Fannie Mae		25,440,987

Freddie Mac - 14.7%

FHLMC 2.500%, 10/01/34	2,192,662	1,963,774
3.000%, 11/01/49 to 03/01/50	3,759,150	3,176,692
3.500%, 10/01/45	3,310,632	2,942,215
4.000%, 07/01/48 to 09/01/50	2,012,714	1,835,735
5.000%, 07/01/44	1,030,626	999,960
5.500%, 06/01/53	2,599,859	2,538,937

FHLMC Gold Pool 3.500%, 07/01/32 to 05/01/44	1,022,992	950,861

Freddie Mac Multifamily Structured Pass Through Certificates
Series K134, Class A2 2.243%, 10/25/31[4]	1,775,000	1,459,617

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,376,290	1,233,021
Series 5297, Class DA 5.000%, 12/25/52	631,077	605,392

Total Freddie Mac		17,706,204

Ginnie Mae - 0.5%

GNMA
Series 2023-111, Class FD (1 month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.330%, 08/20/53[4]	627,262	621,590

U.S. Treasury Obligations - 11.7%

U.S. Treasury Bonds 1.875%, 02/15/51	3,558,000	1,986,365
2.250%, 05/15/41	6,080,000	4,237,000
3.125%, 05/15/48	3,234,000	2,422,594
3.500%, 02/15/39	3,437,000	2,994,352

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

U.S. Treasury Obligations - 11.7% (continued)

U.S. Treasury Bonds
3.625%, 02/15/53	$1,500,000	$1,225,547

U.S. Treasury Notes
3.500%, 02/15/33	1,301,000	1,189,754

Total U.S. Treasury Obligations		14,055,612

Total U.S. Government and Agency Obligations (Cost $67,749,773)		57,824,393

Short-Term Investments - 1.7%

Joint Repurchase Agreements - 0.9%[6]

Bank of America Securities, Inc., dated 04/30/24, due 05/01/24, 5.300% total to be received $103,731 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 09/15/26 -11/15/44, totaling $105,790)	103,716	103,716

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $1,000,149 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 -05/01/54, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,103,716

	Principal Amount	Value

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $974,139 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $993,533)	$974,000	$974,000

Total Short-Term Investments (Cost $2,077,716)		2,077,716

Total Investments - 99.7% (Cost $136,187,777)		119,750,183

Other Assets, less Liabilities - 0.3%		358,627

Net Assets - 100.0%		$120,108,810

[1]

Some of these securities, amounting to $2,299,366 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $3,837,116 or 3.2% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.

[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

MTN	Medium-Term Note

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$46,474,677	—	$46,474,677

Asset-Backed Securities	—	3,272,739	—	3,272,739

Mortgage-Backed Securities	—	2,218,860	—	2,218,860

Municipal Bonds†	—	7,881,798	—	7,881,798

U.S. Government and Agency Obligations†	—	57,824,393	—	57,824,393

Short-Term Investments

Joint Repurchase Agreements	—	1,103,716	—	1,103,716

Repurchase Agreements	—	974,000	—	974,000

Total Investments in Securities	—	$119,750,183	—	$119,750,183

†

All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Small/Mid Cap Growth Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	23.1

Industrials	21.7

Information Technology	21.0

Consumer Discretionary	14.9

Financials	5.7

Energy	5.2

Materials	4.6

Real Estate	2.0

Consumer Staples	1.3

Short-Term Investments	3.2

Other Assets, less Liabilities	(2.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Roadhouse, Inc.	2.7

Entegris, Inc.	2.6

CyberArk Software, Ltd. (Israel)	2.3

Manhattan Associates, Inc.	2.3

Atkore, Inc.	2.0

SiteOne Landscape Supply, Inc.	1.9

MACOM Technology Solutions Holdings, Inc.	1.8

Natera, Inc.	1.7

Matador Resources Co.	1.7

Globant SA (Uruguay)	1.7

Top Ten as a Group	20.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 99.5%

Consumer Discretionary - 14.9%

Asbury Automotive Group, Inc.*	1,941	$408,076

Bright Horizons Family Solutions, Inc.*	2,083	216,028

Burlington Stores, Inc.*	3,245	583,905

Churchill Downs, Inc.	4,764	614,556

Five Below, Inc.*	4,320	632,189

Grand Canyon Education, Inc.*	4,849	630,467

Krispy Kreme, Inc.	22,910	289,811

LKQ Corp.	10,259	442,471

Pool Corp.	1,349	489,053

Revolve Group, Inc.*,1	14,270	284,116

Texas Roadhouse, Inc.	6,635	1,066,775

Vail Resorts, Inc.	1,040	196,945

Total Consumer Discretionary		5,854,392

Consumer Staples - 1.3%

Performance Food Group Co.*	7,484	508,014

Energy - 5.2%

ChampionX Corp.	14,480	486,094

Matador Resources Co.	10,810	673,463

Ovintiv, Inc.	9,212	472,760

SM Energy Co.	8,793	426,372

Total Energy		2,058,689

Financials - 5.7%

Evercore, Inc., Class A	2,814	510,741

Houlihan Lokey, Inc.	5,055	644,462

MarketAxess Holdings, Inc.	1,560	312,141

Pinnacle Financial Partners, Inc.	5,149	394,928

RLI Corp.	2,700	381,645

Total Financials		2,243,917

Health Care - 23.1%

Acadia Healthcare Co., Inc.*	7,995	591,150

Agios Pharmaceuticals, Inc.*	17,854	580,255

Azenta, Inc.*	12,092	634,346

Bio-Rad Laboratories, Inc., Class A*	1,081	291,600

Chemed Corp.	671	381,128

Crinetics Pharmaceuticals, Inc.*	13,855	607,126

CryoPort, Inc.*,1	7,393	119,693

Globus Medical, Inc., Class A*	8,823	439,297

Halozyme Therapeutics, Inc.*	11,759	448,018

HealthEquity, Inc.*	7,086	559,156

ICU Medical, Inc.*	914	89,499

Insmed, Inc.*	20,330	502,558

	Shares	Value

Integra LifeSciences Holdings Corp.*	6,964	$203,140

Intra-Cellular Therapies, Inc.*	7,643	548,844

Medpace Holdings, Inc.*	1,464	568,544

Natera, Inc.*	7,301	678,117

Neurocrine Biosciences, Inc.*	4,383	602,838

Phathom Pharmaceuticals, Inc.*,1	19,653	177,467

SpringWorks Therapeutics, Inc.*	8,210	383,325

Ultragenyx Pharmaceutical, Inc.*	8,664	368,566

Veracyte, Inc.*	16,915	331,026

Total Health Care		9,105,693

Industrials - 21.7%

API Group Corp.*	14,066	542,526

Atkore, Inc.	4,515	791,479

Booz Allen Hamilton Holding Corp.	3,716	548,742

CACI International, Inc., Class A*	1,483	596,507

Chart Industries, Inc.*,1	2,985	430,019

Gibraltar Industries, Inc.*	6,576	469,921

Graco, Inc.	5,131	411,506

IDEX Corp.	2,964	653,443

ITT, Inc.	4,141	535,597

Knight-Swift Transportation Holdings, Inc.	6,152	284,407

Nordson Corp.	1,542	398,129

Paycor HCM, Inc.*	14,400	250,128

Paylocity Holding Corp.*	3,754	582,471

RBC Bearings, Inc.*	2,414	590,344

SiteOne Landscape Supply, Inc.*	4,888	766,878

SS&C Technologies Holdings, Inc.	4,294	265,756

The Toro Co.	4,727	414,038

Total Industrials		8,531,891

Information Technology - 21.0%

CCC Intelligent Solutions Holdings, Inc.*	53,865	604,365

Cognex Corp.	14,490	601,915

CyberArk Software, Ltd. (Israel)*	3,771	902,212

The Descartes Systems Group, Inc. (Canada)*	5,892	546,719

Entegris, Inc.	7,612	1,011,787

Globant SA (Uruguay)*	3,755	670,605

MACOM Technology Solutions Holdings, Inc.*	6,751	688,264

Manhattan Associates, Inc.*	4,298	885,646

Power Integrations, Inc.	4,444	296,504

Procore Technologies, Inc.*	6,269	428,925

Rapid7, Inc.*	5,213	233,542

Silicon Laboratories, Inc.*	2,869	348,555

Tyler Technologies, Inc.*	1,194	551,091

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 21.0%
(continued)

Zebra Technologies Corp., Class A*	1,570	$493,859

Total Information Technology		8,263,989

Materials - 4.6%

AptarGroup, Inc.	3,025	436,749

Avient Corp.	9,799	415,674

Eagle Materials, Inc.	1,760	441,250

RPM International, Inc.	4,675	499,804

Total Materials		1,793,477

Real Estate - 2.0%

EastGroup Properties, Inc., REIT	2,866	445,262

Sun Communities, Inc., REIT	2,942	327,503

Total Real Estate		772,765

Total Common Stocks
(Cost $36,614,510)		39,132,827

Rights - 0.0%

Health Care - 0.0%

Abiomed, Inc.*,2,3
(Cost $0)	1,175	0

	Principal Amount	Value

Short-Term Investments - 3.2%

Joint Repurchase Agreements - 2.4%[4]

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $933,275 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 -05/01/54, totaling $951,799)	$933,136	$933,136

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 04/30/24, due 05/01/24, 5.150% total to be received $329,047 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $335,582)	329,000	329,000

Total Short-Term Investments
(Cost $1,262,136)		1,262,136

Total Investments - 102.7%
(Cost $37,876,646)		40,394,963

Other Assets, less Liabilities - (2.7)%		(1,058,317)

Net Assets - 100.0%		$39,336,646

*	Non-income producing security.
[1]

Some of these securities, amounting to $1,001,148 or 2.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.
[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed, Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$39,132,827	—	—	$39,132,827

Rights

Health Care	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$933,136	—	933,136

Repurchase Agreements	—	329,000	—	329,000

Total Investments in Securities	$39,132,827	$1,262,136	$0	$40,394,963

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended April 30, 2024, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (unaudited) April 30, 2024

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,299,366, and $1,001,148, respectively)	$119,750,183	$40,394,963

Cash	1,873,512	909

Dividend and interest receivables	882,877	5,766

Securities lending income receivable	568	1,854

Receivable for Fund shares sold	35,644	3,544

Receivable from affiliate	13,444	7,260

Prepaid expenses and other assets	15,903	11,790

Total assets	122,572,131	40,426,086

Liabilities:

Payable upon return of securities loaned	1,103,716	933,136

Payable for investments purchased	1,199,692	—

Payable for Fund shares repurchased	57,299	99,954

Accrued expenses:

Investment advisory and management fees	29,875	20,640

Administrative fees	14,937	4,994

Distribution fees	403	4,980

Shareholder service fees	6,733	380

Other	50,666	25,356

Total liabilities	2,463,321	1,089,440

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$120,108,810	$39,336,646

[1] Investments at cost	$136,187,777	$37,876,646

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$147,460,880	$36,448,558

Total distributable earnings (loss)	(27,352,070)	2,888,088

Net Assets	$120,108,810	$39,336,646

Class N:

Net Assets	$1,951,273	$30,303,307

Shares outstanding	225,561	1,916,654

Net asset value, offering and redemption price per share	$8.65	$15.81

Class I:

Net Assets	$116,847,139	$9,005,161

Shares outstanding	13,500,267	545,030

Net asset value, offering and redemption price per share	$8.66	$16.52

Class Z:

Net Assets	$1,310,398	$28,178

Shares outstanding	151,503	1,703

Net asset value, offering and redemption price per share	$8.65	$16.55

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations (unaudited) For the six months ended April 30, 2024

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	—	$114,818

Interest income	$2,443,370	14,285

Securities lending income	2,997	2,961

Foreign withholding tax	—	(1,696)

Total investment income	2,446,367	130,368

Expenses:

Investment advisory and management fees	187,144	122,228

Administrative fees	93,572	29,571

Distribution fees - Class N	2,666	29,764

Shareholder servicing fees - Class N	1,600	—

Shareholder servicing fees - Class I	40,634	2,179

Professional fees	28,429	14,375

Reports to shareholders	17,927	5,294

Registration fees	17,304	13,410

Custodian fees	13,982	10,879

Transfer agent fees	8,231	3,719

Trustee fees and expenses	5,101	1,521

Miscellaneous	5,065	2,308

Total expenses before offsets	421,655	235,248

Expense reimbursements	(77,325)	(41,649)

Expense reductions	—	(606)

Net expenses	344,330	192,993

Net investment income (loss)	2,102,037	(62,625)

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	(1,722,423)	751,835

Net change in unrealized appreciation/depreciation on investments	6,528,673	5,692,481

Net realized and unrealized gain	4,806,250	6,444,316

Net increase in net assets resulting from operations	$6,908,287	$6,381,691

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023

	AMG GW&K Core Bond ESG Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$2,102,037	$4,046,025	$(62,625)	$(90,598)

Net realized gain (loss) on investments	(1,722,423)	(5,580,179)	751,835	(174,467)

Net change in unrealized appreciation/depreciation on investments	6,528,673	2,763,863	5,692,481	436,818

Net increase in net assets resulting from operations	6,908,287	1,229,709	6,381,691	171,753

Distributions to Shareholders:

Class N	(31,724)	(51,357)	—	(496,550)

Class I	(2,043,670)	(3,948,393)	—	(126,577)

Class Z	(22,956)	(47,130)	—	(448)

Total distributions to shareholders	(2,098,350)	(4,046,880)	—	(623,575)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(7,108,032)	(16,492,501)	(1,749,630)	3,611,251

Total increase (decrease) in net assets	(2,298,095)	(19,309,672)	4,632,061	3,159,429

Net Assets:

Beginning of period	122,406,905	141,716,577	34,704,585	31,545,156

End of period	$120,108,810	$122,406,905	$39,336,646	$34,704,585

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2024
Class N	(unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.33	$8.56	$10.75	$10.90	$10.53	$9.67

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.23	0.14	0.12	0.18	0.21

Net realized and unrealized gain (loss) on investments	0.35	(0.23)	(1.93)	(0.15)	0.37	0.86

Total income (loss) from investment operations	0.48	—	(1.79)	(0.03)	0.55	1.07

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.23)	(0.15)	(0.12)	(0.18)	(0.21)

Net realized gain on investments	—	—	(0.25)	—	—	—

Total distributions to shareholders	(0.16)	(0.23)	(0.40)	(0.12)	(0.18)	(0.21)

Net Asset Value, End of Period	$8.65	$8.33	$8.56	$10.75	$10.90	$10.53

Total Return[2,3]	5.42%[4]	(0.15)%	(17.18)%	(0.27)%	5.31%	11.20%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	1.00%[5]	0.99%	0.95%	0.94%	0.96%	0.95%

Ratio of net investment income to average net assets[2]	3.04%[5]	2.55%	1.49%	1.12%	1.69%	2.10%

Portfolio turnover	14%[4]	25%	34%	62%	56%	48%

Net assets end of period (000’s) omitted	$1,951	$1,937	$1,716	$2,125	$1,905	$1,255

18

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2024
Class I	(unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.34	$8.56	$10.76	$10.90	$10.54	$9.67

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.25	0.18	0.16	0.22	0.24

Net realized and unrealized gain (loss) on investments	0.34	(0.21)	(1.95)	(0.14)	0.36	0.88

Total income (loss) from investment operations	0.49	0.04	(1.77)	0.02	0.58	1.12

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.26)	(0.18)	(0.16)	(0.22)	(0.25)

Net realized gain on investments	—	—	(0.25)	—	—	—

Total distributions to shareholders	(0.17)	(0.26)	(0.43)	(0.16)	(0.22)	(0.25)

Net Asset Value, End of Period	$8.66	$8.34	$8.56	$10.76	$10.90	$10.54

Total Return[2,3]	5.59%[4]	0.30%	(16.99)%	0.15%	5.55%	11.70%

Ratio of net expenses to average net assets	0.55%[5]	0.55%	0.55%	0.56%	0.55%	0.55%

Ratio of gross expenses to average net assets[6]	0.67%[5]	0.66%	0.62%	0.62%	0.63%	0.62%

Ratio of net investment income to average net assets[2]	3.37%[5]	2.88%	1.82%	1.44%	2.01%	2.42%

Portfolio turnover	14%[4]	25%	34%	62%	56%	48%

Net assets end of period (000’s) omitted	$116,847	$119,191	$137,806	$190,306	$202,363	$212,801

19

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2024
Class Z	(unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.33	$8.56	$10.75	$10.90	$10.53	$9.67

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.26	0.18	0.16	0.22	0.25

Net realized and unrealized gain (loss) on investments	0.35	(0.23)	(1.94)	(0.15)	0.38	0.87

Total income (loss) from investment operations	0.50	0.03	(1.76)	0.01	0.60	1.12

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.26)	(0.18)	(0.16)	(0.23)	(0.26)

Net realized gain on investments	—	—	(0.25)	—	—	—

Total distributions to shareholders	(0.18)	(0.26)	(0.43)	(0.16)	(0.23)	(0.26)

Net Asset Value, End of Period	$8.65	$8.33	$8.56	$10.75	$10.90	$10.53

Total Return[2,3]	5.64%[4]	0.25%	(16.85)%	0.13%	5.73%	11.71%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.60%[5]	0.59%	0.55%	0.54%	0.56%	0.55%

Ratio of net investment income to average net assets[2]	3.44%[5]	2.95%	1.89%	1.52%	2.09%	2.50%

Portfolio turnover	14%[4]	25%	34%	62%	56%	48%

Net assets end of period (000’s) omitted	$1,310	$1,279	$2,195	$3,724	$3,812	$3,208

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

20

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2024
Class N	(unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$13.33	$13.45	$17.67	$21.14	$17.02	$16.90

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.04)	(0.08)	(0.17)	(0.17)	(0.08)

Net realized and unrealized gain (loss) on investments	2.51	0.19	(4.14)	7.74	4.29	0.20

Total income (loss) from investment operations	2.48	0.15	(4.22)	7.57	4.12	0.12

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.27)	—	(10.55)	—	—

Paid in capital	—	—	—	(0.49)	—	—

Total distributions to shareholders	—	(0.27)	—	(11.04)	—	—

Net Asset Value, End of Period	$15.81	$13.33	$13.45	$17.67	$21.14	$17.02

Total Return[2,3]	18.61%[4]	1.12%	(23.88)%[5]	46.66%	24.27%	0.71%

Ratio of net expenses to average net assets[6]	1.01%[7]	1.00%	1.00%	1.17%	1.29%[8]	1.30%

Ratio of gross expenses to average net assets[9]	1.22%[7]	1.24%	1.25%	1.42%	1.60%	1.47%

Ratio of net investment loss to average net assets[2]	(0.35)%[7]	(0.28)%	(0.56)%	(0.91)%	(0.92)%	(0.48)%

Portfolio turnover	7%[4]	25%	23%	158%	126%	138%

Net assets end of period (000’s) omitted	$30,303	$27,120	$24,994	$37,471	$28,908	$30,717

21

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2024
Class I	(unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$13.93	$14.01	$18.39	$21.60	$17.35	$17.20

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.02)	(0.06)	(0.15)	(0.14)	(0.05)

Net realized and unrealized gain (loss) on investments	2.61	0.21	(4.32)	7.98	4.39	0.20

Total income (loss) from investment operations	2.59	0.19	(4.38)	7.83	4.25	0.15

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.27)	—	(10.55)	—	—

Paid in capital	—	—	—	(0.49)	—	—

Total distributions to shareholders	—	(0.27)	—	(11.04)	—	—

Net Asset Value, End of Period	$16.52	$13.93	$14.01	$18.39	$21.60	$17.35

Total Return[2,3]	18.59%[4]	1.36%	(23.82)%[5]	46.94%	24.48%	0.93%

Ratio of net expenses to average net assets[6]	0.87%[7]	0.86%	0.86%	1.02%	1.10%[8]	1.10%

Ratio of gross expenses to average net assets[9]	1.08%[7]	1.10%	1.11%	1.27%	1.41%	1.27%

Ratio of net investment loss to average net assets[2]	(0.21)%[7]	(0.14)%	(0.42)%	(0.76)%	(0.73)%	(0.28)%

Portfolio turnover	7%[4]	25%	23%	158%	126%	138%

Net assets end of period (000’s) omitted	$9,005	$7,561	$6,540	$6,612	$6,483	$14,608

22

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021[10]

Net Asset Value, Beginning of Period	$13.95	$14.02	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	2.61	0.21	(4.31)	0.56

Total income (loss) from investment operations	2.60	0.20	(4.37)	0.55

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.27)	—	—

Net Asset Value, End of Period	$16.55	$13.95	$14.02	$18.39

Total Return[2,3]	18.64%[4]	1.43%	(23.76)%[5]	3.08%[4]

Ratio of net expenses to average net assets[11]	0.82%[7]	0.81%	0.81%	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.03%[7]	1.05%	1.06%	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.16)%[7]	(0.09)%	(0.37)%	(0.49)%[7]

Portfolio turnover	7%[4]	25%	23%	158%

Net assets end of period (000’s) omitted	$28	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z, respectively.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2024, 0.01%, 0.01%, less than 0.01%, 0.01% and less than 0.01% for the fiscal years ended 2023, 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2024, 0.01% and 0.01% for the fiscal years ended 2023 and 2022, respectively, and less than 0.01% for the fiscal period ended October 31, 2021.

23

Notes to Financial Statements (unaudited) April 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

24

Notes to Financial Statements (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2024, the impact on the expenses and expense ratios was $606 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses for Small/Mid Cap Growth. Temporary differences for Small/Mid Cap Growth are due to qualified late-year ordinary loss deferrals. In addition, temporary differences for each Fund are due to wash sale loss deferrals.

At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$136,187,777	$47,699	$(16,485,293)	$(16,437,594)

Small/Mid Cap Growth	37,876,646	6,976,776	(4,458,459)	2,518,317

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

25

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2023, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,928,115	$6,222,407	$9,150,522

Small/Mid Cap Growth	114,926	82,363	197,289

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG

	April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	32,949	$295,768	38,736	$343,128

Shares issued in reinvestment of distributions	3,590	31,724	5,818	51,356

Shares redeemed	(43,441)	(384,278)	(12,581)	(108,577)

Net increase (decrease)	(6,902)	$(56,786)	31,973	$285,907

Class I:

Shares sold	535,439	$4,736,173	1,161,567	$ 10,219,195

Shares issued in reinvestment of distributions	222,412	1,966,913	428,813	3,793,245

Shares redeemed	(1,553,463)	(13,737,292)	(3,389,263)	(29,861,655)

Net decrease	(795,612)	$(7,034,206)	(1,798,883)	$(15,849,215)

Class Z:

Shares sold	2,265	$20,071	21,349	$186,192

Shares issued in reinvestment of distributions	2,598	22,956	5,322	47,130

Shares redeemed	(6,831)	(60,067)	(129,774)	(1,162,515)

Net decrease	(1,968)	$(17,040)	(103,103)	$(929,193)

	Small/Mid Cap Growth

	April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	34,814	$549,245	437,431	$6,245,304

Shares issued in reinvestment of distributions	—	—	36,604	484,632

Shares redeemed	(151,934)	(2,370,972)	(298,744)	(4,248,267)

Net increase (decrease)	(117,120)	$(1,821,727)	175,291	$2,481,669

Class I:

Shares sold	50,771	$854,558	122,572	$1,800,280

Shares issued in reinvestment of distributions	—	—	8,963	123,780

Shares redeemed	(48,704)	(782,461)	(55,284)	(806,677)

Net increase	2,067	$72,097	76,251	$1,117,383

26

Notes to Financial Statements (continued)

	Small/Mid Cap Growth

	April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class Z:

Shares sold	—	—	829	$11,751

Shares issued in reinvestment of distributions	—	—	32	448

Net increase	—	—	861	$12,199

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2024, the market value of Repurchase Agreements outstanding for Core Bond ESG and Small/Mid Cap Growth were $2,077,716 and $1,262,136, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2024, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Small/Mid Cap Growth	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG and Small/Mid Cap Growth to 0.48% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$77,325	—

Small/Mid Cap Growth	41,649	—

27

Notes to Financial Statements (continued)

At April 30, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Small/Mid Cap Growth

Less than 1 year	$124,657	$88,755

1-2 years	122,755	84,987

2-3 years	167,332	86,647

Total	$414,744	$260,389

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2024, was 0.25% for Core Bond ESG and 0.19% for Small/Mid Cap Growth.

For Class N of Core Bond ESG and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Small/Mid Cap Growth

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2024, the Funds had no interfund loans outstanding.

The Funds did not utilized the interfund loan program during the six months ended April 30, 2024.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales
Core Bond ESG	$13,698,949	$12,103,328

Small/Mid Cap Growth	2,876,363	3,683,356

Core Bond ESG purchases and sales of U.S. Government obligations for the six months ended April 30, 2024 were $3,283,912 and $10,139,572, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its

28

Notes to Financial Statements (continued)

services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Bond ESG	$2,299,366	$1,103,716	$1,285,154	$2,388,870

Small/Mid Cap Growth	1,001,148	933,136	125,602	1,058,738

The following table summarizes the securities received as collateral for securities lending at April 30, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Core Bond ESG	U.S. Treasury Obligations	0.125%-5.250%	07/15/24-02/15/53

Small/Mid Cap Growth	U.S. Treasury Obligations	0.125%-5.250%	07/15/24-02/15/53

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

29

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Bond ESG

Bank of America Securities, Inc.	$103,716	—	$103,716	$103,716	—

Daiwa Capital Markets America	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	974,000	—	974,000	974,000	—

Total	$2,077,716	—	$2,077,716	$2,077,716	—

Small/Mid Cap Growth

Daiwa Capital Markets America	$933,136	—	$933,136	$933,136	—

Fixed Income Clearing Corp.	329,000	—	329,000	329,000	—

Total	$1,262,136	—	$1,262,136	$1,262,136	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

30

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMG”) as the Program administrator. AMG formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMG, including Legal, Compliance, Product Services, Affiliate Product Strategy & Development and, as needed, other representatives of AMG and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 20, 2024, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMG considers reasonable, AMG believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043024 SAR069

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2024

AMG Frontier Small Cap Growth Fund
Class N: MSSVX	Class I: MSSCX	Class Z: MSSYX

wealth.amg.com	043024	SAR085

AMG Funds Semi-Annual Report — April 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2
FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIOINVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11
Detail of changes in assets for the past two fiscal periods

Financial Highlights	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	15
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2024	Expense Ratio for the Period	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During the Period*

AMG Frontier Small Cap Growth Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$1,263	$7.31

Class I	0.98%	$1,000	$1,266	$5.52

Class Z	0.90%	$1,000	$1,265	$5.07

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.52

Class I	0.98%	$1,000	$1,020	$4.92

Class Z	0.90%	$1,000	$1,020	$4.52

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited) Periods ended April 30, 2024

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended April 30, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Frontier Small Cap Growth Fund[2,3,4,5,6,7,8,9]

Class N	26.27%	20.91%	11.77%	10.71%

Class I	26.56%	21.34%	12.14%	11.05%

Class Z	26.52%	21.31%	12.20%	11.18%

Russell 2000® Growth Index[10]	21.31%	12.39%	5.04%	7.60%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2024. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s Investment Manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[4]

Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its

    benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[5]  Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

[6]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[7]  The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[8]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[9]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10] The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Frontier Small Cap Growth Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	26.5

Information Technology	21.9

Materials	17.2

Health Care	11.0

Consumer Discretionary	9.2

Energy	7.1

Real Estate	2.5

Financials	2.4

Communication Services	0.5

Short-Term Investments	4.3

Other Assets, less Liabilities	(2.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

FTAI Aviation, Ltd.	4.0

Beacon Roofing Supply, Inc.	3.4

Ultra Clean Holdings, Inc.	3.1

Pure Storage, Inc., Class A	2.9

Inspire Medical Systems, Inc.	2.9

ATI, Inc.	2.9

Coherent Corp.	2.8

Granite Construction, Inc.	2.7

Summit Materials, Inc., Class A	2.5

Alaska Air Group, Inc.	2.4

Top Ten as a Group	29.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 98.3%

Communication Services - 0.5%

ZoomInfo Technologies, Inc.*	23,884	$378,800

Consumer Discretionary - 9.2%

BorgWarner, Inc.	10,284	337,007

Boyd Gaming Corp.	11,081	592,944

Bright Horizons Family Solutions, Inc.*	2,166	224,636

Caesars Entertainment, Inc.*	32,407	1,160,819

Cava Group, Inc.*	204	14,676

Five Below, Inc.*	1,444	211,315

Floor & Decor Holdings, Inc., Class A*	61	6,730

LCI Industries	1,149	119,473

Lithia Motors, Inc.	6,121	1,557,060

Mattel, Inc.*	77,906	1,427,238

Meritage Homes Corp.	6,282	1,041,179

Modine Manufacturing Co.*	187	17,322

Stoneridge, Inc.*	19,427	291,016

Under Armour, Inc., Class C*	2,345	15,289

Total Consumer Discretionary		7,016,704

Energy - 7.1%

Chord Energy Corp.	1,571	278,036

International Seaways, Inc.	32,277	1,784,595

Permian Resources Corp.	64,959	1,088,063

Scorpio Tankers, Inc. (Monaco)	4,132	290,728

Tidewater, Inc.*	15,953	1,465,283

Weatherford International PLC*	4,126	510,056

Total Energy		5,416,761

Financials - 2.4%

The Carlyle Group, Inc.	33,806	1,514,508

NMI Holdings, Inc., Class A*	5,137	158,528

Paymentus Holdings, Inc., Class A*	6,483	132,318

Toast, Inc., Class A*	600	14,178

Total Financials		1,819,532

Health Care - 11.0%

Apellis Pharmaceuticals, Inc.*	3,265	144,280

Avantor, Inc.*	53,973	1,307,766

Axsome Therapeutics, Inc.*,1	4,042	298,138

Blueprint Medicines Corp.*	5,583	509,951

Bridgebio Pharma, Inc.*	16,724	428,469

CRISPR Therapeutics AG (Switzerland)*,1	2,242	118,804

Exact Sciences Corp.*	3,361	199,475

Insmed, Inc.*	19,840	490,445

Inspire Medical Systems, Inc.*	9,236	2,231,972

	Shares	Value

Insulet Corp.*	894	$153,714

Natera, Inc.*	5,091	472,852

Novocure, Ltd. (Jersey)*	24,105	295,045

Pacira BioSciences, Inc.*	20,983	550,804

Quanterix Corp.*	1,975	31,837

Sarepta Therapeutics, Inc.*	194	24,572

United Therapeutics Corp.*	34	7,967

Vericel Corp.*	12,530	574,751

Viking Therapeutics, Inc.*	6,875	547,113

Total Health Care		8,387,955

Industrials - 26.5%

ACV Auctions, Inc., Class A*	30,375	530,044

Alaska Air Group, Inc.*	42,923	1,846,547

Array Technologies, Inc.*	18,220	224,835

Azul, S.A., ADR (Brazil)*,1	223,447	1,251,303

Beacon Roofing Supply, Inc.*	26,190	2,580,501

Bloom Energy Corp., Class A*,1	16,153	179,783

Builders FirstSource, Inc.*	4,862	888,871

BWX Technologies, Inc.	153	14,653

Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	28,068	229,877

EnerSys	1,336	120,841

FTAI Aviation, Ltd.	43,964	3,086,712

GMS, Inc.*	14,415	1,333,676

Granite Construction, Inc.	36,765	2,040,457

The Greenbrier Cos., Inc.	19,164	946,510

KBR, Inc.	132	8,572

Knight-Swift Transportation Holdings, Inc.	3,739	172,854

Kratos Defense & Security Solutions, Inc.*	18,745	334,036

Leidos Holdings, Inc.	673	94,368

Masonite International Corp.*	3,458	458,358

MasTec, Inc.*	430	38,137

Quanta Services, Inc.	66	17,065

Regal Rexnord Corp.	6,044	975,320

RXO, Inc.*	64,202	1,214,060

Sensata Technologies Holding PLC	3,008	115,236

Shoals Technologies Group, Inc., Class A*	36,802	310,977

Stratasys, Ltd.*	25,894	251,690

Symbotic, Inc.*,1	8,643	333,360

Tecnoglass, Inc.	6,947	385,906

Vertiv Holdings Co., Class A	184	17,112

WESCO International, Inc.	77	11,762

The accompanying notes are an integral part of these financial statements.

5

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 26.5% (continued)

XPO, Inc.*	2,456	$263,922

Total Industrials		20,277,345

Information Technology - 21.9%

Bill.com Holdings, Inc.*	377	23,510

Cloudflare, Inc., Class A*	8,595	751,203

Coherent Corp.*	39,739	2,170,941

Couchbase, Inc.*	38,535	930,235

Credo Technology Group Holding, Ltd.*	25,943	463,601

DocuSign, Inc.*	9,398	531,927

Elastic, N.V.*	4,671	477,470

Grid Dynamics Holdings, Inc.*	8,797	85,947

Guidewire Software, Inc.*	1,571	173,438

indie Semiconductor, Inc., Class A*,1	167,240	939,889

MaxLinear, Inc.*	87,940	1,828,273

MKS Instruments, Inc.	3,227	383,948

MongoDB, Inc.*	2,584	943,625

Monolithic Power Systems, Inc.	24	16,064

Okta, Inc.*	1,249	116,132

Pure Storage, Inc., Class A*	44,419	2,238,718

Qorvo, Inc.*	3,406	397,957

Riot Platforms, Inc.*,1	23,195	234,501

Sanmina Corp.*	6,345	384,951

SiTime Corp.*	1,118	99,636

SMART Global Holdings, Inc.*,1	5,453	99,626

Super Micro Computer, Inc.*	22	18,894

Twilio, Inc., Class A*	381	22,814

UiPath, Inc., Class A*	1,841	34,924

Ultra Clean Holdings, Inc.*	55,583	2,325,037

Western Digital Corp.*	13,667	968,034

Wolfspeed, Inc.*,1	3,913	105,768

Total Information Technology		16,767,063

Materials - 17.2%

Alcoa Corp.	34,090	1,197,923

Aspen Aerogels, Inc.*	58,273	912,555

ATI, Inc.*	36,846	2,199,706

Carpenter Technology Corp.	20,784	1,781,189

Eagle Materials, Inc.	7,161	1,795,334

ERO Copper Corp. (Canada)*,1	44,974	917,020

FMC Corp.	7,336	432,897

Hecla Mining Co.	233,033	1,102,246

MP Materials Corp.*,1	6,929	110,864

	Shares	Value

Sigma Lithium Corp. (Brazil)*,1	53,110	$763,191

Summit Materials, Inc., Class A*	49,517	1,926,211

Total Materials		13,139,136

Real Estate - 2.5%

DigitalBridge Group, Inc.	73,924	1,215,311

First Industrial Realty Trust, Inc., REIT	6,182	280,786

Independence Realty Trust, Inc., REIT	20,890	329,435

STAG Industrial, Inc., REIT	1,455	50,038

Total Real Estate		1,875,570

Total Common Stocks (Cost $66,374,665)		75,078,866

	Principal Amount

Short-Term Investments - 4.3%

Joint Repurchase Agreements - 3.3%[2]

Barclays Capital, Inc., dated 04/30/24, due 05/01/24, 5.310% total to be received $515,387 (collateralized by various U.S. Treasuries, 0.000%, 02/15/27 - 11/15/42, totaling $525,617)	$515,311	515,311

Bethesda Securities LLC, dated 04/30/24, due 05/01/24, 5.380% total to be received $1,000,149 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.881%, 10/01/27 - 01/01/57, totaling $1,020,000)	1,000,000	1,000,000

Daiwa Capital Markets America, dated 04/30/24, due 05/01/24, 5.350% total to be received $1,000,149 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/24 - 05/01/54, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,515,311

	Shares

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[3]	325,568	325,568

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	488,352	488,352

Total Other Investment Companies		813,920

Total Short-Term Investments (Cost $3,329,231)		3,329,231

Total Investments - 102.6% (Cost $69,703,896)		78,408,097

Other Assets, less Liabilities - (2.6)%		(2,019,255)

Net Assets - 100.0%		$76,388,842

The accompanying notes are an integral part of these financial statements.

6

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Some of these securities, amounting to $2,768,898 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$75,078,866	—	—	$75,078,866

Short-Term Investments

Joint Repurchase Agreements	—	$2,515,311	—	2,515,311

Other Investment Companies	813,920	—	—	813,920

Total Investments in Securities	$75,892,786	$2,515,311	—	$78,408,097

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited) April 30, 2024

AMG Frontier Small Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,768,898)	$78,408,097

Receivable for investments sold	1,852,587

Dividend and interest receivables	17,041

Securities lending income receivable	3,875

Receivable for Fund shares sold	28,483

Receivable from affiliate	16,996

Prepaid expenses and other assets	28,779

Total assets	80,355,858

Liabilities:

Payable upon return of securities loaned	2,515,311

Payable for investments purchased	1,331,408

Payable for Fund shares repurchased	3,995

Accrued expenses:

Investment advisory and management fees	44,692

Administrative fees	9,577

Distribution fees	725

Shareholder service fees	5,179

Other	56,129

Total liabilities	3,967,016

Commitments and Contingencies (Notes 2 & 5)

Net Assets	$76,388,842

[1] Investments at cost	$69,703,896

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (continued)

AMG Frontier Small Cap Growth Fund

Net Assets Represent:

Paid-in capital	$69,415,533

Total distributable earnings	6,973,309

Net Assets	$76,388,842

Class N:

Net Assets	$3,451,571

Shares outstanding	422,284

Net asset value, offering and redemption price per share	$8.17

Class I:

Net Assets	$61,696,655

Shares outstanding	6,841,397

Net asset value, offering and redemption price per share	$9.02

Class Z:

Net Assets	$11,240,616

Shares outstanding	1,168,407

Net asset value, offering and redemption price per share	$9.62

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations (unaudited) For the six months ended April 30, 2024

AMG Frontier Small Cap Growth Fund

Investment Income:

Dividend income	$287,350 [1]

Interest income	349

Securities lending income	39,661

Total investment income	327,360

Expenses:

Investment advisory and management fees	246,717

Administrative fees	52,868

Distribution fees - Class N	4,058

Shareholder servicing fees - Class N	2,435

Shareholder servicing fees - Class I	23,962

Custodian fees	50,789

Registration fees	27,514

Professional fees	17,091

Reports to shareholders	8,802

Transfer agent fees	3,636

Trustee fees and expenses	2,523

Miscellaneous	2,232

Total expenses before offsets	442,627

Expense reimbursements	(94,964)

Net expenses	347,663

Net investment loss	(20,303)

Net Realized and Unrealized Gain:

Net realized gain on investments	5,412,592

Net change in unrealized appreciation/depreciation on investments	9,806,152

Net realized and unrealized gain	15,218,744

Net increase in net assets resulting from operations	$15,198,441

[1] Includes non-recurring dividends of $78,683.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023

	AMG Frontier Small Cap Growth Fund

	April 30, 2024	October 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(20,303)	$11,027

Net realized gain (loss) on investments	5,412,592	(2,992,464)

Net change in unrealized appreciation/depreciation on investments	9,806,152	(2,181,070)

Net increase (decrease) in net assets resulting from operations	15,198,441	(5,162,507)

Distributions to Shareholders:

Class N	(34,128)	—

Class I	(650,752)	—

Class Z	(84,864)	—

Total distributions to shareholders	(769,744)	—

Capital Share Transactions:[1]

Net increase from capital share transactions	6,226,350	36,667,103

Total increase in net assets	20,655,047	31,504,596

Net Assets:

Beginning of period	55,733,795	24,229,199

End of period	$76,388,842	$55,733,795

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

11

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$6.54	$6.58	$12.60	$8.55	$8.03	$11.69

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)[3]	(0.02)[4]	(0.06)[5]	(0.12)	(0.06)	(0.06)

Net realized and unrealized gain (loss) on investments	1.72	(0.02)	(2.05)	4.56	1.30	0.45

Total income (loss) from investment operations	1.71	(0.04)	(2.11)	4.44	1.24	0.39

Less Distributions to Shareholders from:

Net investment income	(0.08)	—	—	—	—	—

Net realized gain on investments	—	—	(3.91)	(0.39)	(0.72)	(4.05)

Total distributions to shareholders	(0.08)	—	(3.91)	(0.39)	(0.72)	(4.05)

Net Asset Value, End of Period	$8.17	$6.54	$6.58	$12.60	$8.55	$8.03

Total Return[2,6]	26.27%[7]	(0.61)%	(22.17)%	52.92%	16.22%	11.83%

Ratio of net expenses to average net assets	1.30%[8]	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of gross expenses to average net assets[9]	1.57%[8]	1.70%	1.74%	1.72%	1.90%	1.94%

Ratio of net investment loss to average net assets[2]	(0.37)%[8]	(0.30)%	(0.86)%	(0.98)%	(0.73)%	(0.79)%

Portfolio turnover	112%[7]	227%	231%	217%	206%	226%

Net assets end of period (000’s) omitted	$3,452	$2,701	$1,179	$834	$306	$324

12

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$7.21	$7.23	$13.40	$9.04	$8.43	$12.02

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3,10]	0.00 [4,11]	(0.04)[5]	(0.08)	(0.03)	(0.04)

Net realized and unrealized gain (loss) on investments	1.91	(0.02)	(2.22)	4.83	1.36	0.50

Total income (loss) from investment operations	1.91	(0.02)	(2.26)	4.75	1.33	0.46

Less Distributions to Shareholders from:

Net investment income	(0.10)	—	—	—	—	—

Net realized gain on investments	—	—	(3.91)	(0.39)	(0.72)	(4.05)

Total distributions to shareholders	(0.10)	—	(3.91)	(0.39)	(0.72)	(4.05)

Net Asset Value, End of Period	$9.02	$7.21	$7.23	$13.40	$9.04	$8.43

Total Return[2,6]	26.56%[7]	(0.28)%	(21.92)%	53.49%	16.69%	12.08%

Ratio of net expenses to average net assets	0.98%[8]	0.97%	0.94%	0.94%	0.95%	0.96%

Ratio of gross expenses to average net assets[9]	1.25%[8]	1.37%	1.38%	1.36%	1.55%	1.60%

Ratio of net investment income (loss) to average net assets[2]	(0.05)%[8]	0.03%	(0.50)%	(0.62)%	(0.38)%	(0.45)%

Portfolio turnover	112%[7]	227%	231%	217%	206%	226%

Net assets end of period (000’s) omitted	$61,697	$46,657	$17,023	$17,230	$11,547	$10,873

13

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class Z	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$7.69	$7.71	$14.01	$9.43	$8.75	$12.31

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.00 [3,11]	0.01 [4]	(0.04)[5]	(0.07)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	2.03	(0.03)	(2.35)	5.04	1.43	0.52

Total income (loss) from investment operations	2.03	(0.02)	(2.39)	4.97	1.40	0.49

Less Distributions to Shareholders from:

Net investment income	(0.10)	—	—	—	—	—

Net realized gain on investments	—	—	(3.91)	(0.39)	(0.72)	(4.05)

Total distributions to shareholders	(0.10)	—	(3.91)	(0.39)	(0.72)	(4.05)

Net Asset Value, End of Period	$9.62	$7.69	$7.71	$14.01	$9.43	$8.75

Total Return[2,6]	26.52%[7]	(0.26)%	(21.87)%	53.62%	16.74%	12.15%

Ratio of net expenses to average net assets	0.90%[8]	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of gross expenses to average net assets[9]	1.17%[8]	1.30%	1.34%	1.32%	1.50%	1.54%

Ratio of net investment income (loss) to average net assets[2]	0.03%[8]	0.10%	(0.46)%	(0.58)%	(0.33)%	(0.39)%

Portfolio turnover	112%[7]	227%	231%	217%	206%	226%

Net assets end of period (000’s) omitted	$11,241	$6,376	$6,027	$8,672	$7,850	$7,196

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.02), $(0.01) and $(0.01) for Class N, Class I and Class Z shares, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.03), $(0.01) and $(0.01) for Class N, Class I and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07), $(0.04) and $(0.04) for Class N, Class I and Class Z shares, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $(0.005) per share.

[11]	Less than $0.005 per share.

14

Notes to Financial Statements (unaudited) April 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Frontier Small Cap Growth Fund (the “Fund”).

The Fund offers Class N, I and Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC

(the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

15

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to mark to market on passive foreign investment companies and wash sales loss deferrals.

At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$69,703,896	$11,685,920	$(2,981,719)	$8,704,201

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$1,800,498	—	$1,800,498

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

16

Notes to Financial Statements (continued)

For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023, the capital stock transactions by class for the Fund were as follows:

	April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	99,328	$767,824	283,803	$2,131,959

Shares issued in reinvestment of distributions	4,455	34,128	—	—

Shares redeemed	(94,521)	(741,655)	(50,051)	(364,640)

Net increase	9,262	$60,297	233,752	$1,767,319

Class I:

Shares sold	969,773	$8,235,812	5,456,657	$44,655,918

Shares issued in reinvestment of distributions	76,936	649,337	—	—

Shares redeemed	(676,985)	(5,845,097)	(1,338,783)	(10,125,309)

Net increase	369,724	$3,040,052	4,117,874	$34,530,609

Class Z:

Shares sold	387,542	$3,579,900	93,430	$763,578

Shares issued in reinvestment of distributions	9,419	84,864	—	—

Shares redeemed	(58,124)	(538,763)	(46,001)	(394,403)

Net increase	338,837	$3,126,001	47,429	$369,175

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2024, the market value of Repurchase Agreements outstanding was $2,515,311.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Frontier.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2024, the Fund paid an investment management fee at the annual rate of 0.70% of the average daily net assets of the Fund. The fee paid to Frontier for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not

17

Notes to Financial Statements (continued)

cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2024, the Investment Manager reimbursed the Fund $94,964, and did not recoup any previously reimbursed expenses. At April 30, 2024, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$117,751

1-2 years	110,070

2-3 years	191,606

Total	$419,427

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Fund has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2024, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.15%

Class I	0.15%	0.08%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2024, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the six months ended April 30, 2024 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$2,049,864	1	$349	6.215%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2024, were $83,269,399 and $76,306,343, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to

18

Notes to Financial Statements (continued)

agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2024, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,768,898	$2,515,311	$439,075	$2,954,386

The following table summarizes the securities received as collateral for securities lending at April 30, 2024:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-7.625%	05/14/24-08/15/53

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Barclays Capital, Inc.	$515,311	—	$515,311	$515,311	—

Bethesda Securities LLC	1,000,000	—	1,000,000	1,000,000	—

Daiwa Capital Markets America	1,000,000	—	1,000,000	1,000,000	—

Total	$2,515,311	—	$2,515,311	$2,515,311	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

19

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMG”) as the Program administrator. AMG formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMG, including Legal, Compliance, Product Services, Affiliate Product Strategy & Development and, as needed, other representatives of AMG and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 20, 2024, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMG considers reasonable, AMG believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Frontier Capital Management Co., LLC

99 Summer Street

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426

AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com. wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043024	SAR085

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2024

AMG Veritas China Fund
Class N: MMCFX	Class I: MIMFX

AMG Veritas Global Focus Fund
Class N: MFQAX	Class I: MFQTX

wealth.amg.com	043024	SAR084

AMG Funds Semi-Annual Report — April 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Veritas China Fund	5

AMG Veritas Global Focus Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14

Detail of changes in assets for the past two fiscal periods

Financial Highlights	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2024	Expense Ratio for the Period	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During the Period*

AMG Veritas China Fund**

Based on Actual Fund Return

Class N	1.15%	$1,000	$957	$5.59

Class I	0.94%	$1,000	$958	$4.58
Based on Hypothetical 5% Annual Return

Class N	1.15%	$1,000	$1,019	$5.77

Class I	0.94%	$1,000	$1,020	$4.72

AMG Veritas Global Focus Fund

Based on Actual Fund Return

Class N	1.13%	$1,000	$1,154	$6.05

Class I	0.88%	$1,000	$1,156	$4.72
Based on Hypothetical 5% Annual Return

Class N	1.13%	$1,000	$1,019	$5.67

Class I	0.88%	$1,000	$1,020	$4.42

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

**

Includes interest expense related to participation in the interfund lending program. If excluded, your annualized expense ratios would be 1.14% and 0.93% for Class N and Class I, respectively, and your actual and hypothetical expenses paid during the period would be $5.55 and $4.53, and $5.72 and $4.67 for Class N and Class I, respectively.

2

Fund Performance (unaudited) Periods ended April 30, 2024

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Veritas China Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22

Class N	(4.33%)	(16.58%)	(5.70%)	1.82%

Class I	(4.24%)	(16.37%)	(5.49%)	2.06%

MSCI China Index[24]	4.31%	(6.77%)	(5.55%)	2.13%

AMG Veritas Global Focus Fund3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 22, 23

Class N	15.44%	9.56%	6.96%	7.97%

Class I	15.60%	9.78%	7.22%	8.23%

MSCI World Index[25]	20.29%	18.39%	10.46%	8.87%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2024. All returns are in U.S. Dollars ($).

2  As of May 21, 2021, the Fund’s Subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund was known as AMG Managers Emerging Opportunities Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to May 21, 2021, reflects the performance and investment strategies of the Fund’s previous Subadvisers, Next Century Growth Investors LLC, WEDGE Capital Management L.L.P. and RBC Global Asset Management (U.S.) Inc. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3] From time to time, the Fund’s Investment Manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[5] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[6] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7] Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[8] The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[9]   Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[10] The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[11] To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

[12] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[13] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[14] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[15] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

3

Fund Performance Periods ended April 30, 2024 (continued)

[16]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[17]  To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

   The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China (the “PRC”) and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.

[18]  The Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. A VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. A VIE does not have equity ownership in its corresponding China-based company but has claims to the China-based company’s profits and control of its assets through contractual arrangements. VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. If the Chinese government takes action adversely affecting VIEs, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

[19]  Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

[20]  An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

[21]  The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.

[22]  When the Fund has a significant cash balance for a

   sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

[23]  As of May 21, 2021, the Fund’s Subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund was known as the AMG FQ Tax-Managed U.S. Equity Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to May 21, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, First Quadrant, LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[24]  The MSCI China Index captures large- and mid-cap representation across China A-Shares, H-Shares, B-Shares, Red chips, P chips and foreign listings (e.g. ADRs). Unlike the Fund, the MSCI China Index is unmanaged, is not available for investment and does not incur expenses.

[25]  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Veritas China Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	29.6

Communication Services	20.9

Consumer Staples	13.3

Industrials	11.1

Health Care	6.8

Financials	3.8

Utilities	2.2

Materials	1.6

Information Technology	1.4

Short-Term Investments	9.5

Other Assets, less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Tencent Holdings, Ltd. (China)	16.6

Alibaba Group Holding, Ltd. (China)	9.6

Kweichow Moutai Co., Ltd., Class A (China)	5.0

NARI Technology Co., Ltd., Class A (China)	4.8

Wuliangye Yibin Co., Ltd., Class A (China)	3.5

BYD Co., Ltd., Class A (China)	3.4

Midea Group Co., Ltd., Class A (China)	3.2

Contemporary Amperex Technology Co., Ltd., Class A (China)	3.1

Meituan, Class B (China)	3.0

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	2.8

Top Ten as a Group	55.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Veritas China Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 90.7%

Communication Services - 20.9%

Baidu, Inc., Class A (China)*	69,200	$896,527

NetEase, Inc. (China)	54,600	1,023,457

Tencent Holdings, Ltd. (China)	170,500	7,482,086

Total Communication Services		9,402,070

Consumer Discretionary - 29.6%

Alibaba Group Holding, Ltd. (China)	462,900	4,334,163

BYD Co., Ltd., Class A (China)	51,100	1,534,126

Meituan, Class B (China)*,1	99,580	1,359,718

MGM China Holdings, Ltd. (Macau)	246,000	415,234

Midea Group Co., Ltd., Class A (China)	147,100	1,414,695

MINISO Group Holding, Ltd., ADR (China)	37,654	846,085

New Oriental Education & Technology Group, Inc., ADR (China)*	14,564	1,122,884

Sands China, Ltd. (Macau)*	277,800	655,232

Trip.com Group, Ltd. (China)*	20,750	1,010,678

Zhejiang Shuanghuan Driveline Co., Ltd., Class A (China)	202,600	661,275

Total Consumer Discretionary		13,354,090

Consumer Staples - 13.3%

Kweichow Moutai Co., Ltd., Class A (China)	9,500	2,227,306

Proya Cosmetics Co., Ltd., Class A (China)	72,000	1,086,253

Tsingtao Brewery Co., Ltd., Class H (China)	148,000	1,066,548

Wuliangye Yibin Co., Ltd., Class A (China)	76,900	1,590,293

Total Consumer Staples		5,970,400

Financials - 3.8%

AIA Group, Ltd. (Hong Kong)	134,900	988,056

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	22,800	724,457

Total Financials		1,712,513

Health Care - 6.8%

CSPC Pharmaceutical Group, Ltd. (China)	1,162,000	954,156

Innovent Biologics, Inc. (China)*,1	85,000	411,482

	Shares	Value

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	30,400	$1,276,420

Sinopharm Group Co., Ltd., Class H (China)	162,400	410,119

Total Health Care		3,052,177

Industrials - 11.1%

Centre Testing International Group Co., Ltd., Class A (China)	240,700	416,401

Contemporary Amperex Technology Co., Ltd., Class A (China)	49,080	1,372,701

NARI Technology Co., Ltd., Class A (China)	673,471	2,178,143

Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,700	1,041,034

Total Industrials		5,008,279

Information Technology - 1.4%

LONGi Green Energy Technology Co., Ltd., Class A (China)	253,600	635,000

Materials - 1.6%

Zijin Mining Group Co., Ltd., Class H (China)	340,000	741,700

Utilities - 2.2%

ENN Energy Holdings, Ltd. (China)	115,400	983,253

Total Common Stocks
(Cost $45,464,392)		40,859,482

Short-Term Investments - 9.5%

Other Investment Companies - 9.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[2]	1,713,892	1,713,892

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[2]	2,570,839	2,570,839

Total Short-Term Investments
(Cost $4,284,731)		4,284,731

Total Investments - 100.2%
(Cost $49,749,123)		45,144,213

Other Assets, less Liabilities - (0.2)%		(93,197)

Net Assets - 100.0%		$45,051,016

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $1,771,200 or 3.9% of net assets.

[2]	Yield shown represents the April 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements. 6

AMG Veritas China Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$1,968,969	$11,385,121	—	$13,354,090

Communication Services	—	9,402,070	—	9,402,070

Consumer Staples	—	5,970,400	—	5,970,400

Industrials	1,041,034	3,967,245	—	5,008,279

Health Care	—	3,052,177	—	3,052,177

Financials	—	1,712,513	—	1,712,513

Utilities	—	983,253	—	983,253

Materials	—	741,700	—	741,700

Information Technology	—	635,000	—	635,000

Short-Term Investments

Other Investment Companies	4,284,731	—	—	4,284,731

Total Investments in Securities	$7,294,734	$37,849,479	—	$45,144,213

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2024, was as follows:

Country	% of Long-Term Investments

China	93.2

Hong Kong	4.2

Macau	2.6

100.0

The accompanying notes are an integral part of these financial statements. 7

AMG Veritas Global Focus Fund Fund Snapshots (unaudited) April 30, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	26.0

Health Care	21.8

Financials	16.5

Consumer Staples	10.4

Communication Services	10.3

Consumer Discretionary	8.9

Information Technology	3.2

Short-Term Investments	3.0

Other Assets, less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Alphabet, Inc., Class A (United States)	7.5

Amazon.com, Inc. (United States)	6.2

Unilever PLC (United Kingdom)	5.6

Diageo PLC (United Kingdom)	4.8

Fiserv, Inc. (United States)	4.6

Canadian Pacific Kansas City, Ltd. (Canada)	4.6

Vinci, S.A. (France)	4.5

UnitedHealth Group, Inc. (United States)	4.2

Aena SME SA (Spain)	4.1

Safran SA (France)	4.0

Top Ten as a Group	50.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG Veritas Global Focus Fund Schedule of Portfolio Investments (unaudited) April 30, 2024

	Shares	Value

Common Stocks - 97.1%

Communication Services - 10.3%

Alphabet, Inc., Class A (United States)*	12,881	$2,096,769

Charter Communications, Inc., Class A (United States)*	3,050	780,617

Total Communication Services		2,877,386

Consumer Discretionary - 8.9%

Amadeus IT Group SA (Spain)	3,293	209,020

Amazon.com, Inc. (United States)*	9,773	1,710,275

Cie Financiere Richemont SA (Switzerland)	3,982	550,420

Total Consumer Discretionary		2,469,715

Consumer Staples - 10.4%

Diageo PLC (United Kingdom)	38,835	1,342,125

Unilever PLC (United Kingdom)	29,729	1,537,827

Total Consumer Staples		2,879,952

Financials - 16.5%

Aon PLC, Class A (United States)	2,993	844,056

Fiserv, Inc. (United States)*	8,426	1,286,398

Intercontinental Exchange, Inc. (United States)	8,462	1,089,567

Mastercard, Inc., Class A (United States)	1,814	818,477

Moody’s Corp. (United States)	1,519	562,531

Total Financials		4,601,029

Health Care - 21.8%

Becton Dickinson & Co. (United States)	3,438	806,555

Bio-Rad Laboratories, Inc., Class A (United States)*	1,776	479,076

Catalent, Inc. (United States)*	10,959	612,060

The Cooper Cos., Inc. (United States)	6,204	552,528

Elevance Health, Inc. (United States)	1,816	959,901

Sonic Healthcare, Ltd. (Australia)	31,725	545,216

	Shares	Value

Thermo Fisher Scientific, Inc. (United States)	1,477	$839,999

UnitedHealth Group, Inc. (United States)	2,393	1,157,494

Zoetis, Inc. (United States)	632	100,640

Total Health Care		6,053,469

Industrials - 26.0%

Aena SME SA (Spain)[1]	6,308	1,149,567

Airbus SE (France)	6,390	1,051,524

Automatic Data Processing, Inc. (United States)	2,173	525,627

BAE Systems PLC (United Kingdom)	34,095	567,075

Canadian Pacific Kansas City, Ltd. (Canada)	16,311	1,279,272

Equifax, Inc. (United States)	1,245	274,137

Safran SA (France)	5,125	1,111,264

Vinci, S.A. (France)	10,805	1,266,087

Total Industrials		7,224,553

Information Technology - 3.2%

Microsoft Corp. (United States)	2,299	895,070

Total Common Stocks
(Cost $25,474,175)		27,001,174

Short-Term Investments - 3.0%

Other Investment Companies - 3.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[2]	333,493	333,493

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[2]	500,239	500,239

Total Short-Term Investments
(Cost $833,732)		833,732

Total Investments - 100.1%
(Cost $26,307,907)		27,834,906

Other Assets, less Liabilities - (0.1)%		(21,189)

Net Assets - 100.0%		$27,813,717

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of this security amounted to $1,149,567 or 4.1% of net assets.

[2]	Yield shown represents the April 30, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements. 9

AMG Veritas Global Focus Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$2,079,036	$5,145,517	—	$7,224,553

Health Care	5,508,253	545,216	—	6,053,469

Financials	4,601,029	—	—	4,601,029

Consumer Staples	—	2,879,952	—	2,879,952

Communication Services	2,877,386	—	—	2,877,386

Consumer Discretionary	1,710,275	759,440	—	2,469,715

Information Technology	895,070	—	—	895,070

Short-Term Investments

Other Investment Companies	833,732	—	—	833,732

Total Investments in Securities	$18,504,781	$9,330,125	—	$27,834,906

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2024, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2024, was as follows:

Country	% of Long-Term Investments

Australia	2.0

Canada	4.7

France	12.7

Spain	5.0

Switzerland	2.1

United Kingdom	12.8

United States	60.7

100.0

The accompanying notes are an integral part of these financial statements. 10

Statement of Assets and Liabilities (unaudited) April 30, 2024

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Assets:

Investments at value[1]	$45,144,213	$27,834,906

Cash	—	2,939

Foreign currency[2]	30,670	2,944

Receivable for investments sold	—	277,916

Dividend and interest receivables	21,820	30,251

Receivable for Fund shares sold	3,580	10,628

Receivable from affiliate	11,898	8,144

Prepaid expenses and other assets	13,051	11,428

Total assets	45,225,232	28,179,156

Liabilities:

Payable for investments purchased	—	279,586

Payable for Fund shares repurchased	89,374	28,368

Accrued expenses:

Investment advisory and management fees	25,767	15,679

Administrative fees	5,444	3,510

Distribution fees	—	380

Shareholder service fees	6,902	—

Other	46,729	37,916

Total liabilities	174,216	365,439

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$45,051,016	$27,813,717

[1] Investments at cost	$49,749,123	$26,307,907

[2] Foreign currency at cost	$30,670	$2,932

The accompanying notes are an integral part of these financial statements. 11

Statement of Assets and Liabilities (continued)

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Net Assets Represent:

Paid-in capital	$99,386,636	$24,688,250

Total distributable earnings (loss)	(54,335,620)	3,125,467

Net Assets	$45,051,016	$27,813,717

Class N:

Net Assets	$40,183,449	$1,752,062

Shares outstanding	2,935,287	102,894

Net asset value, offering and redemption price per share	$13.69	$17.03

Class I:

Net Assets	$4,867,567	$26,061,655

Shares outstanding	337,086	1,530,956

Net asset value, offering and redemption price per share	$14.44	$17.02

The accompanying notes are an integral part of these financial statements. 12

Statement of Operations (unaudited) For the six months ended April 30, 2024

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Investment Income:

Dividend income	$284,074 [1]	$212,189

Interest income	376	—

Foreign withholding tax	(13,605)	(15,818)

Total investment income	270,845	196,371

Expenses:

Investment advisory and management fees	166,837	100,662

Administrative fees	35,247	22,536

Distribution fees - Class N	—	2,412

Shareholder servicing fees - Class N	44,671	—

Custodian fees	23,696	13,978

Professional fees	17,340	17,309

Registration fees	15,573	12,289

Reports to shareholders	13,197	6,738

Transfer agent fees	9,984	4,333

Trustee fees and expenses	2,085	1,213

Interest expense	4,267	841

Miscellaneous	3,083	1,850

Total expenses before offsets	335,980	184,161

Expense reimbursements	(68,508)	(48,695)

Net expenses	267,472	135,466

Net investment income	3,373	60,905

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(10,393,772)	1,585,034

Net realized gain (loss) on foreign currency transactions	1,051	(817)

Net change in unrealized appreciation/depreciation on investments	8,025,282	2,791,578

Net change in unrealized appreciation/depreciation on foreign currency translations	(50)	52

Net realized and unrealized gain (loss)	(2,367,489)	4,375,847

Net increase (decrease) in net assets resulting from operations	$(2,364,116)	$4,436,752

[1] Includes non-recurring dividends of $41,641.

The accompanying notes are an integral part of these financial statements. 13

Statements of Changes in Net Assets For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023

	AMG Veritas China Fund		AMG Veritas Global Focus Fund

	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$3,373	$297,243	$60,905	$101,075

Net realized gain (loss) on investments	(10,392,721)	(15,900,351)	1,584,217	644,035

Net change in unrealized appreciation/depreciation on investments	8,025,232	17,401,526	2,791,630	2,524,779

Net increase (decrease) in net assets resulting from operations	(2,364,116)	1,798,418	4,436,752	3,269,889

Distributions to Shareholders:

Class N	(369,167)	—	(43,904)	(105,159)

Class I	(52,071)	—	(699,797)	(1,469,160)

Total distributions to shareholders	(421,238)	—	(743,701)	(1,574,319)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(10,112,233)	(5,363,205)	(4,271,268)	(3,080,647)

Total decrease in net assets	(12,897,587)	(3,564,787)	(578,217)	(1,385,077)

Net Assets:

Beginning of period	57,948,603	61,513,390	28,391,934	29,777,011

End of period	$45,051,016	$57,948,603	$27,813,717	$28,391,934

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG Veritas China Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$14.43	$14.29	$24.13	$37.61	$41.44	$48.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3,4]	0.07 [5]	(0.05)[6]	(0.02)	0.09	(0.09)

Net realized and unrealized gain (loss) on investments	(0.63)	0.07	(9.79)	15.11	(0.23)	1.70

Total income (loss) from investment operations	(0.63)	0.14	(9.84)	15.09	(0.14)	1.61

Less Distributions to Shareholders from:

Net investment income	(0.11)	—	—	(0.01)	—	—

Net realized gain on investments	—	—	—	(24.49)	(3.69)	(8.65)

Paid in capital	—	—	—	(4.07)	—	—

Total distributions to shareholders	(0.11)	—	—	(28.57)	(3.69)	(8.65)

Net Asset Value, End of Period	$13.69	$14.43	$14.29	$24.13	$37.61	$41.44

Total Return[2,7]	(4.33)%[8]	0.98%	(40.78)%	30.40%	(0.86)%	7.46%

Ratio of net expenses to average net assets	1.15%[9,10]	1.14%	1.14%	1.16%[11]	1.18%[11]	1.24%[11]

Ratio of gross expenses to average net assets[12]	1.44%[9]	1.33%	1.32%	1.24%	1.26%	1.34%

Ratio of net investment income (loss) to average net assets[2]	(0.01)%[9]	0.43%	(0.23)%	(0.05)%	0.24%	(0.23)%

Portfolio turnover	46%[8]	83%	82%	184%	75%	79%

Net assets end of period (000’s) omitted	$40,183	$47,618	$54,250	$111,537	$114,122	$138,695

15

AMG Veritas China Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.24	$15.06	$25.38	$38.58	$42.31	$49.19

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01 [4]	0.11 [5]	(0.00)[3,6]	0.07	0.18	0.01

Net realized and unrealized gain (loss) on investments	(0.66)	0.07	(10.32)	15.40	(0.22)	1.76

Total income (loss) from investment operations	(0.65)	0.18	(10.32)	15.47	(0.04)	1.77

Less Distributions to Shareholders from:

Net investment income	(0.15)	—	—	(0.11)	—	—

Net realized gain on investments	—	—	—	(24.47)	(3.69)	(8.65)

Paid in capital	—	—	—	(4.09)	—	—

Total distributions to shareholders	(0.15)	—	—	(28.67)	(3.69)	(8.65)

Net Asset Value, End of Period	$14.44	$15.24	$15.06	$25.38	$38.58	$42.31

Total Return[2,7]	(4.24)%[8]	1.20%	(40.66)%	30.75%	(0.62)%	7.72%

Ratio of net expenses to average net assets	0.94%[9,10]	0.93%	0.93%	0.93%[11]	0.93%[11]	0.99%[11]

Ratio of gross expenses to average net assets[12]	1.23%[9]	1.12%	1.11%	1.00%	1.01%	1.09%

Ratio of net investment income (loss) to average net assets[2]	0.20%[9]	0.64%	(0.02)%	0.19%	0.49%	0.02%

Portfolio turnover	46%[8]	83%	82%	184%	75%	79%

Net assets end of period (000’s) omitted	$4,868	$10,331	$7,263	$19,354	$26,957	$30,248

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01) and less than $0.005 for Class N and Class I shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.08 for Class N and Class I shares, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.04) for Class N and Class I shares, respectively.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]	Not annualized.

[9]	Annualized.

[10]	Includes interest expense of 0.01% related to participation in the interfund lending program.

[11]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01% and 0.02% for the fiscal years ended 2021, 2020 and 2019, respectively.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

16

AMG Veritas Global Focus Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class N	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.08	$14.33	$19.85	$34.02	$34.33	$31.68

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.02	(0.03)	(0.05)	0.07	0.09 [3]

Net realized and unrealized gain (loss) on investments	2.31	1.49	(4.16)	10.91	(0.25)	3.02

Total income (loss) from investment operations	2.32	1.51	(4.19)	10.86	(0.18)	3.11

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	(0.05)	(0.08)	(0.05)

Net realized gain on investments	(0.35)	(0.76)	(1.33)	(24.98)	(0.05)	(0.41)

Total distributions to shareholders	(0.37)	(0.76)	(1.33)	(25.03)	(0.13)	(0.46)

Net Asset Value, End of Period	$17.03	$15.08	$14.33	$19.85	$34.02	$34.33

Total Return[2,4]	15.44%[5]	10.95%	(22.51)%	35.54%	(0.54)%	10.15%

Ratio of net expenses to average net assets	1.13%[6,7]	1.13%	1.13%	1.13%[8]	1.13%[8]	1.13%[8]

Ratio of gross expenses to average net assets[9]	1.45%[6]	1.47%	1.35%	1.29%	1.29%	1.28%

Ratio of net investment income (loss) to average net assets[2]	0.17%[6]	0.10%	(0.16)%	(0.17)%	0.22%	0.28%

Portfolio turnover	14%[5]	27%	21%	109%	45%	34%

Net assets end of period (000’s) omitted	$1,752	$1,921	$2,164	$4,230	$6,922	$8,188

17

AMG Veritas Global Focus Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
Class I	April 30, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$15.09	$14.32	$19.80	$34.00	$34.31	$31.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.05	0.02	0.02	0.16	0.17 [3]

Net realized and unrealized gain (loss) on investments	2.30	1.50	(4.17)	10.91	(0.25)	3.00

Total income (loss) from investment operations	2.34	1.55	(4.15)	10.93	(0.09)	3.17

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.02)	—	(0.15)	(0.17)	(0.14)

Net realized gain on investments	(0.35)	(0.76)	(1.33)	(24.98)	(0.05)	(0.41)

Total distributions to shareholders	(0.41)	(0.78)	(1.33)	(25.13)	(0.22)	(0.55)

Net Asset Value, End of Period	$17.02	$15.09	$14.32	$19.80	$34.00	$34.31

Total Return[2,4]	15.60%[5]	11.24%	(22.35)%	35.85%	(0.27)%	10.40%

Ratio of net expenses to average net assets	0.88%[6,7]	0.88%	0.88%	0.88%[8]	0.88%[8]	0.88%[8]

Ratio of gross expenses to average net assets[9]	1.20%[6]	1.22%	1.10%	1.04%	1.04%	1.03%

Ratio of net investment income to average net assets[2]	0.42%[6]	0.35%	0.09%	0.08%	0.47%	0.53%

Portfolio turnover	14%[5]	27%	21%	109%	45%	34%

Net assets end of period (000’s) omitted	$26,062	$26,471	$27,613	$44,598	$55,746	$61,767

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06 and $0.14 for Class N and Class I, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2021, 2020 and 2019, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

18

Notes to Financial Statements (unaudited) April 30, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Veritas China Fund (“China Fund”) and AMG Veritas Global Focus Fund (“Global Focus”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

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Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The Funds had no permanent differences. Temporary difference for Global Focus is primarily due to wash sale loss deferrals. For China Fund temporary differences are primarily due to the basis outstanding on dividend income received from spinoffs.

At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

China Fund	$49,749,123	$1,446,880	$(6,051,790)	$(4,604,910)

Global Focus	26,307,907	4,147,467	(2,620,468)	1,526,999

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2023, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

China Fund	$25,665,718	$13,540,440	$39,206,158

As of October 31, 2023, Global Focus had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2024, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

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Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2024 (unaudited) and the fiscal year ended October 31, 2023, the capital stock transactions by class for the Funds were as follows:

	China Fund				Global Focus
	April 30, 2024		October 31, 2023		April 30, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	21,850	$293,787	55,548	$958,600	1,419	$23,497	4,263	$64,262

Shares issued in reinvestment of distributions	27,022	364,260	—	—	2,457	40,152	6,655	92,505

Shares redeemed	(413,313)	(5,501,865)	(552,675)	(9,080,182)	(28,373)	(471,738)	(34,603)	(525,536)

Net decrease	(364,441)	$(4,843,818)	(497,127)	$(8,121,582)	(24,497)	$(408,089)	(23,685)	$(368,769)

Class I:

Shares sold	104,698	$1,510,088	366,125	$5,886,089	1,934	$32,739	7,405	$110,220

Shares issued in reinvestment of distributions	3,600	51,149	—	—	42,198	688,669	104,088	1,445,776

Shares redeemed	(449,125)	(6,829,652)	(170,569)	(3,127,712)	(266,859)	(4,584,587)	(285,637)	(4,267,874)

Net increase (decrease)	(340,827)	$(5,268,415)	195,556	$2,758,377	(222,727)	$(3,863,179)	(174,144)	$(2,711,878)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2024, the Funds had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2024, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

China Fund	0.71%

Global Focus	0.67%

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Notes to Financial Statements (continued)

The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of China Fund and Global Focus to 0.93% and 0.88%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

China Fund	$68,508	—

Global Focus	48,695	—

At April 30, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	China Fund	Global Focus

Less than 1 year	$136,607	$102,468

1-2 years	169,719	86,167

2-3 years	123,161	106,345

Total	$429,487	$294,980

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Global Focus has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Global Focus may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N shares of China Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of China Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of Class N’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

China Fund

Class N	0.25%	0.21%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it

22

Notes to Financial Statements (continued)

benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2024, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

China Fund	$2,206,943	1	$376	6.225%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

China Fund	$1,390,463	18	$4,267	6.223%

Global Focus	2,465,451	2	841	6.225%

Global Focus did not lend during the six months ended April 30, 2024.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

China Fund	$20,821,691	$30,733,938

Global Focus	3,998,748	8,937,360

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Funds did not have any securities on loan at April 30, 2024.

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. RISKS ASSOCIATED WITH INVESTMENT IN GREATER CHINA REGION

China Fund invests a significant portion of its net assets in the Greater China region, which consists of the People’s Republic of China (“PRC”), Hong Kong, and Taiwan, among other countries. China Fund is particularly susceptible to economic, political, regulatory or other events or conditions of those countries. Therefore, China Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of China Fund’s investment strategies, for example by precluding the China Fund from making certain investments or causing the China Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. Additionally, China Fund invests in China A-Shares through Stock Connect and is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk, and regulatory and taxation risk.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties

23

Notes to Financial Statements (continued)

to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At April 30, 2024, the Funds had no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

24

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMG”) as the Program administrator. AMG formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMG, including Legal, Compliance, Product Services, Affiliate Product Strategy & Development and, as needed, other representatives of AMG and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 20, 2024, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMG considers reasonable, AMG believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	043024	SAR084

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) underthe Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 3, 2024

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 3, 2024